UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA  92121

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   1/31/13

Item 1.  Schedule of Investments.

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013
Shares	Security			Value

	COMMON STOCK - 64%
	ADVERTISING - 0.2%
10,500	Lamar Advertising Co. * ^			$ 447,720

	AUTO MANUFACTURERS - 2.7%
187,100	General Motors Co. * ^ #			5,255,639
28,900	Navistar International Corp. * ^			754,001
				6,009,640
	AUTO PARTS&EQUIPMENT - 0.7%
28,300	Visteon Corp. * ^			1,593,007

	BANKS - 4.3%
74,800	Citigroup, Inc. ^ #			3,153,568
227,800	Fifth Third Bancorp ^ #			3,710,862
292,800	KeyCorp ^ #			2,752,320
				9,616,750
	BEVERAGES - 1.1%
11,900	Anheuser-Busch InBev NV - ADR ^			1,054,340
36,400	Constellation Brands, Inc. * ^ #			1,177,904
				2,232,244
	CHEMICALS - 1.9%
245,954	Huntsman Corp. ^ #			4,336,169

	COMMERCIAL SERVICES - 3.3%
32,884	Arbitron, Inc. #			1,542,260
83,300	Corrections Corp. of America ^ #			3,156,237
155,600	Hertz Global Holdings, Inc. * ^			2,844,368
				7,542,865
	DIVERSIFIED FINANCIAL SERVICES - 6.1%
53,723	Jefferies Group, Inc. #			1,070,699
240,631	NYSE Euronext			8,318,614
251,200	SLM Corp. ^			4,242,768
				13,632,081
	ELECTRONICS - 2.7%
57,450	Cymer, Inc. * #			5,915,626
4,900	Tyco International Ltd. ^			148,127
				6,063,753
	ENGINEERING & CONSTRUCTION - 2.4%
14,500	Chicago Bridge & Iron Co. NV ^ #			736,745
100,086	Shaw Group, Inc. * #			4,736,069
				5,472,814
	FOOD - 1.9%
122,700	Dean Foods Co. * ^			2,246,637
177,600	Dole Food Co., Inc. * ^ #			1,978,464
				4,225,101
	HEALTHCARE-PRODUCTS - 1.6%
122,312	PSS World Medical, Inc. *			3,538,486

	HEALTHCARE-SERVICES - 0.1%
7,187	Coventry Health Care, Inc. ^			329,380

	INSURANCE - 2.5%
11,789	Alterra Capital Holdings Ltd.			359,211
97,900	American International Group, Inc. * ^ #			3,703,557
166,100	Genworth Financial, Inc. - Cl. A * ^			1,523,137
				5,585,905
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares	Security			Value

	INTERNET - 0.1%
4,378	Liberty Ventures *			$ 326,730

	LEISURE TIME - 1.2%
107,437	WMS Industries, Inc.			2,659,066

	MACHINERY-DIVERSIFIED - 1.1%
23,456	Gardner Denver, Inc. ^			1,650,599
44,205	Intermec, Inc. * #			436,745
8,377	Robbins & Myers, Inc.			488,212
				2,575,556
	MEDIA - 3.1%
13,706	Astral Media, Inc.			644,045
60,200	CBS Corp. ^ #			2,511,544
16,600	Discovery Communications, Inc. *			1,057,586
18,400	McGraw-Hill Co., Inc. ^ #			1,058,368
65,600	News Corp. ^			1,819,744
				7,091,287
	METAL FABRICATE/HARDWARE - 0.6%
23,700	Timken Co. ^			1,270,557

	MINING - 0.3%
17,663	Freeport-McMoran Copper & Gold, Inc. ^ #			622,621

	OIL & GAS - 11.8%
34,700	Anadarko Petroleum Corp. ^ #			2,776,694
102,200	BP PLC - ADR ^ #			4,549,944
121,400	Chesapeake Energy Corp. ^ #			2,449,852
60,600	Hess Corp. ^			4,069,896
110,500	McMoran Exploration Co. * ^			1,747,005
36,700	Murphy Oil Corp. ^			2,184,384
16,200	Nexen, Inc.			433,512
118,572	Plains Exploration & Production Co. * #			5,661,813
62,600	Valero Energy Corp. ^			2,737,498
				26,610,598
	PHARMACEUTICALS - 3.5%
70,254	Abbott Laboratories ^ #			2,380,205
70,254	AbbVie, Inc. #			2,577,619
4,200	Mead Johnson Nutrition Co. - Cl. A ^			319,200
96,600	Pfizer, Inc. ^			2,635,248
				7,912,272
	PIPELINES - 1.7%
29,160	Copano Energy LLC			1,136,074
76,400	Williams Co., Inc. ^			2,677,820
				3,813,894
	REITS - 0.1%
22,901	CreXus Investment Corp.			304,354

	RETAIL - 0.7%
76,200	JC Penney Corp., Inc. ^			1,549,146

	SAVINGS & LOANS - 1.9%
497,974	Hudson City Bancorp, Inc. #			4,257,678
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares	Security			Value

	TELECOMMUNICATIONS - 6.4%
15,000	Clearwire Corp. - Cl. A * ^			$ 47,850
47,220	MetroPCS Communications, Inc. * ^			473,617
561,364	Sprint Nextel Corp. * ^			3,160,479
77,830	TELUS Corp.			5,236,403
76,200	Verizon Communications, Inc. ^			3,323,082
81,200	Vodafone Group PLC - ADR ^			2,218,384
				14,459,815

	TOTAL COMMON STOCK ( Cost - $131,365,138)			144,079,489

	CLOSED-END FUND - 0.9%
109,701	Eaton Vance Floating-Rate Income Trust #			1,917,573
	TOTAL CLOSED-END FUND ( Cost - $1,778,768)

	EXCHANGE TRADED FUND - 0.9%
	DEBT FUND - 0.9%
49,600	iShares S&P US Preferred Stock Index Fund			1,991,440
	TOTAL EXCHANGE TRADED FUND ( Cost - $1,980,771)

		Dividend Rate
	PREFERRED STOCK - 13.6%
	BANKS - 7.4%
70,000	Countrywide Capital IV #	6.75%		1,762,600
182,524	Countrywide Capital V #	7.00		4,577,702
155,700	GMAC Capital Trust I #	8.13		4,152,519
80,000	PrivateBancorp, Inc. #	7.13		2,039,200
165,844	Royal Bank of Scotland Group PLC #	7.25		4,068,153
				16,600,174
	DIVERSIFIED FINANCIAL SERVICES - 6.2%
147,500	Citigroup Capital IX #	6.00		3,727,325
54,800	Citigroup Capital VIII #	6.95		1,391,372
88,597	Citigroup Capital XVII #	6.35		2,231,758
148,000	Discover Financial Services #	6.50		3,766,600
140,491	RBS Capital Funding Trust VII #	6.08		3,017,747
				14,134,802

	TOTAL PREFERRED STOCK ( Cost - $29,273,358)			30,734,976
Principal		Interest	Maturity
Amount		Rate	Date
	BONDS & NOTES - 11.1%
	AIRLINES - 1.0%
$ 2,025,000	American Airlines, Inc. - 144A ***	7.5000%	3/15/2016	2,268,000

	BANKS - 3.7%
2,000,000	Citigroup, Inc. + #	5.9500	Perpetual	2,022,500
1,500,000	JPMorgan Chase & Co. + #	7.9000	Perpetual	1,731,879
1,500,000	Regions Financing Trust II + #	6.6250	5/15/2047	1,511,250
2,750,000	Wells Fargo & Co. #	7.98	Perpetual	3,162,500
				8,428,129
	DIVERSIFIED FINANCIAL SERVICES - 4.7%
5,600,000	General Electric Capital Corp. + #	7.1250	Perpetual	6,447,565
4,000,000	Goldman Sachs Capital I #	6.3450	2/15/2034	4,156,344
				10,603,909
	HEALTHCARE-PRODUCTS - 0.7%
1,500,000	Accellent, Inc. #	8.3750	2/1/2017	1,591,875
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Principal		Interest	Maturity
Amount	Security	Rate	Date	Value

	HOME FURNISHINGS - 0.1%
$ 52,000	Sealy Mattress Co. * #	10.8750%	4/15/2016	$ 55,315

	RETAIL - 0.7%
1,468,000	Rite Aid Corp. #	10.3750	7/15/2016	1,550,575

	TELECOMMUNICATIONS - 0.2%
405,000	MetroPCS Wireless, Inc.	6.6250	11/15/2020	430,819

	TOTAL BONDS & NOTES ( Cost - $24,187,230)			24,928,622
Contracts**
	PURCHASED OPTIONS - 0.6%
703	Abbott Laboratories			1,406
	Put - Expiration February 2013, Exercise Price $57.50
265	American International Group, Inc.			530
	Put - Expiration February 2013, Exercise Price $26.00
218	American International Group, Inc.			654
	Put - Expiration February 2013, Exercise Price $28.00
730	American International Group, Inc.			26,280
	Put - Expiration May 2013, Exercise Price $31.00
347	Anadarko Petroleum Corp.			1,041
	Put - Expiration February 2013, Exercise Price $55.00
119	Anheuser-Busch InBev NV - ADR			4,760
	Put - Expiration March 2013, Exercise Price $80.00
1,140	AT&T, Inc.			5,700
	Put - Expiration March 2013, Exercise Price $30.00
681	BP PLC - ADR			15,663
	Put - Expiration April 2013, Exercise Price $38.00
301	CBS Corp.			21,070
	Put - Expiration June 2013, Exercise Price $35.00
108	CenturyLink, Inc.			540
	Put - Expiration April 2013, Exercise Price $30.00
424	CenturyLink, Inc.			15,900
	Put - Expiration July 2013, Exercise Price $34.00
1,214	Chesapeake Energy Corp.			15,782
	Put - Expiration April 2013, Exercise Price $15.00
222	Citigroup, Inc.			666
	Put - Expiration March 2013, Exercise Price $30.00
526	Citigroup, Inc.			10,520
	Put - Expiration April 2013, Exercise Price $33.00
364	Constellation Brands, Inc.			34,580
	Put - Expiration April 2013, Exercise Price $27.50
833	Corrections Corp. Of America			8,330
	Put - Expiration March 2013, Exercise Price $28.00
466	Dean Foods Co.			6,990
	Put - Expiration March 2013, Exercise Price $11.00
512	Deans Foods Co.			6,400
	Put - Expiration June 2013, Exercise Price $12.00
502	Dole Foods Co., Inc.			6,275
	Put - Expiration April 2013, Exercise Price $9.00
1,274	Dole Foods Co., Inc.			19,110
	Put - Expiration July 2013, Exercise Price $8.00
169	Gardner Denver, Inc.			1,690
	Put - Expiration February 2013, Exercise Price $60.00
150	General Motors Co.			1,500
	Put - Expiration March 2013, Exercise Price $22.00
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Contracts**	Security			Value

	PURCHASED OPTIONS (Continued) - 0.6%
1,167	General Motors Co.			$ 21,589
	Put - Expiration June 2013, Exercise Price $19.00
154	General Motors Co.			3,696
	Put - Expiration June 2013, Exercise Price $20.00
250	General Motors Co.			8,000
	Put - Expiration June 2013, Exercise Price $21.00
150	General Motors Co.			6,150
	Put - Expiration June 2013, Exercise Price $22.00
1,191	Genworth Financial, Inc - Cl. A			3,573
	Put - Expiration March 2013, Exercise Price $6.00
470	Genworth Financial, Inc - Cl. A			2,820
	Put - Expiration June 2013, Exercise Price $4.00
355	Hertz Global Holdings, Inc.			1,775
	Put - Expiration March 2013, Exercise Price $10.00
600	Hertz Global Holdings, Inc.			3,000
	Put - Expiration March 2013, Exercise Price $11.00
171	Hess Corp.			342
	Put - Expiration February 2013, Exercise Price $37.50
352	Hess Corp.			880
	Put - Expiration February 2013, Exercise Price $40.00
212	Hess Corp.			424
	Put - Expiration February 2013, Exercise Price $42.50
206	Huntsman Corp.			1,030
	Put - Expiration February 2013, Exercise Price $10.00
2,191	Huntsman Corp.			27,387
	Put - Expiration May 2013, Exercise Price $12.00
206	Huntsman Corp.			3,605
	Put - Expiration May 2013, Exercise Price $13.00
409	JC Penny Corp., Inc.			2,454
	Put - Expiration February 2013, Exercise Price $15.00
353	JC Penny Corp., Inc.			38,477
	Put - Expiration May 2013, Exercise Price $15.00
2,928	Keycorp			17,568
	Put - Expiration June 2013, Exercise Price $7.00
53	Lamar Advertising Co.			2,915
	Put - Expiration July 2013, Exercise Price $31.00
689	Mcgraw-Hill Co., Inc.			6,890
	Put - Expiration February 2013, Exercise Price $40.50
42	Mead Johnson Nutrition Co. - Cl. A			210
	Put - Expiration February 2013, Exercise Price $60.00
109	Murphy Oil Corp.			1,635
	Put - Expiration April 2013, Exercise Price $45.00
150	Murphy Oil Corp.			6,000
	Put - Expiration April 2013, Exercise Price $50.00
73	Murphy Oil Corp.			7,519
	Put - Expiration April 2013, Exercise Price $55.00
289	Navistar International Corp.			4,335
	Put - Expiration April 2013, Exercise Price $12.00
656	News Corp., Inc.			6,560
	Put - Expiration April 2013, Exercise Price $20.00
517	Pfizer, Inc.			776
	Put - Expiration March 2013, Exercise Price $22.00
28	Pfizer, Inc.			126
	Put - Expiration April 2013, Exercise Price $22.00
489	Pfizer, Inc.			4,890
	Put - Expiration April 2013, Exercise Price $24.00
1,884	SLM Corp.			16,956
	Put - Expiration April 2013, Exercise Price $11.00
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Contracts**	Security			Value

	PURCHASED OPTIONS (Continued) - 0.6%
553	SPDR S&P 500 ETF Trust			$ 121,660
	Put - Expiration March 2013, Exercise Price $147.00
790	Sprint Nextel Corp.			481,900
	Put - Expiration January 2014, Exercise Price $10.00
344	Sprint Nextel Corp.			197,800
	Put - Expiration August 2013, Exercise Price $10.00
119	Timken Co.			595
	Put - Expiration March 2013, Exercise Price $35.00
49	Tyco International Ltd.			417
	Put - Expiration April 2013, Exercise Price $24.00
417	Valero Energy Corp.			4,170
	Put - Expiration June 2013, Exercise Price $28.00
200	Verizon Communications, Inc.			200
	Put - Expiration February 2013, Exercise Price $36.00
329	Verizon Communications, Inc.			1,316
	Put - Expiration March 2013, Exercise Price $37.00
92	Verizon Communications, Inc.			4,968
	Put - Expiration July 2013, Exercise Price $38.00
136	Visteon Corp.			1,360
	Put - Expiration March 2013, Exercise Price $40.00
84	Visteon Corp.			2,100
	Put - Expiration March 2013, Exercise Price $45.00
812	Vodafone Group PLC - ADR			20,300
	Put - Expiration April 2013, Exercise Price $25.00
764	Williams Co., Inc.			3,056
	Put - Expiration February 2013, Exercise Price $27.00

	TOTAL PURCHASED OPTIONS ( Cost - $1,880,143)			1,246,811

	SHORT-TERM INVESTMENT - 12.3%
	MONEY MARKET FUND - 12.3%
27,810,920	First American Government Obligations Fund, 0.02% +			27,810,920
	TOTAL SHORT-TERM INVESTMENT ( Cost - $27,810,920)

	TOTAL INVESTMENTS - 103.2% ( Cost - $218,276,328) (a)			$ 232,709,831
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2) %			(7,458,959)
	NET ASSETS - 100.0%			$ 225,250,872

	* Non-Income producing security.
	** Each Option Contract allows the holder of the option to sell 100 shares of the underlying security.
	*** Issuer in default on interest payment; non-interest producing security.
	^ Subject to a Call Option Written.
	+ Variable rate security. Interest rate shown as of January 31, 2013.
	# All or a portion of the security is segregated as collateral for securities sold short and/or options purchased/written at January 31, 2013.
	Total collateral had a market value of $98,503,837 at January 31, 2013.
	ADR - American Depositary Reciept
	REIT - Real Estate Investment Trust

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $218,450,859 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

			Unrealized Appreciation	$ 16,082,737
			Unrealized Depreciation	(1,818,070)
			Net Unrealized Appreciation	$ 14,264,667

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Contracts++	Security			Value

	SCHEDULE OF WRITTEN OPTIONS - (7.0) %
28	Aetna, Inc.			$ 18,480
	Call - Expiration April 2013, Exercise Price $42.00
703	Abbott Laboratories			382,432
	Call - Expiration February 2013, Exercise Price $65.00
249	American International Group, inc.			194,220
	Call - Expiration February 2013, Exercise Price $30.00
730	American International Group, inc.			233,600
	Call - Expiration May 2013, Exercise Price $36.00
347	Anadarko Petroleum Corp.			510,090
	Call - Expiration February 2013, Exercise Price $65.00
119	Anheuser-Busch InBev NV - ADR			41,650
	Call - Expiration March 2013, Exercise Price $87.50
1,140	AT&T, Inc.			139,080
	Call - Expiration March 2013, Exercise Price $34.00
244	AT&T, Inc.			14,884
	Call - Expiration March 2013, Exercise Price $35.00
122	AT&T, Inc.			9,028
	Put - Expiration March 2013, Exercise Price $35.00
336	BP PLC - ADR			74,928
	Call - Expiration April 2013, Exercise Price $43.00
686	BP PLC - ADR			122,108
	Call - Expiration April 2013, Exercise Price $44.00
602	CBS Corp.			216,720
	Call - Expiration June 2013, Exercise Price $40.00
262	CenturyLink, Inc.			66,810
	Call - Expiration April 2013, Exercise Price $38.00
848	CenturyLink, Inc.			107,696
	Call - Expiration July 2013, Exercise Price $40.00
754	Chesapeake Energy Corp.			252,590
	Call - Expiration April 2013, Exercise Price $17.00
460	Chesapeake Energy Corp.			126,040
	Call - Expiration April 2013, Exercise Price $18.00
273	Chicago Bridge & Iron Co. NV			352,170
	Call - Expiration April 2013, Exercise Price $38.00
222	Citigroup, Inc.			156,510
	Call - Expiration March 2013, Exercise Price $35.00
526	Citigroup, Inc.			184,100
	Call - Expiration April 2013, Exercise Price $40.00
150	Clearwire Corp- Cl. A			3,750
	Call - Expiration March 2013, Exercise Price $3.00
364	Constellation Brands, Inc.			103,740
	Call - Expiration April 2013, Exercise Price $32.50
533	Corrections Corp. Of America			306,475
	Call - Expiration June 2013, Exercise Price $33.00
300	Corrections Corp. Of America			148,500
	Call - Expiration June 2013, Exercise Price $34.00
714	Dean Foods Co.			242,760
	Call - Expiration March 2013, Exercise Price $15.00
513	Deans Foods Co.			155,183
	Call - Expiration June 2013, Exercise Price $16.00
334	Dole Foods Co., Inc.			46,760
	Call - Expiration April 2013, Exercise Price $10.00
168	Dole Foods Co., Inc.			12,600
	Call - Expiration April 2013, Exercise Price $11.00
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Contracts++	Security			Value

	SCHEDULE OF WRITTEN OPTIONS (Continued) - (7.0) %
1,274	Dole Foods Co., Inc.			$ 210,210
	Call - Expiration July 2013, Exercise Price $10.00
2,278	Fifth Third Bancorp			551,276
	Call - Expiration May 2013, Exercise Price $14.00
951	Freeport-McMoran Copper & Gold, Inc.			458,382
	Call - Expiration May 2013, Exercise Price $31.00
169	Gardner Denver, Inc.			96,330
	Call - Expiration February 2013, Exercise Price $65.00
150	General Motors Co.			16,500
	Call - Expiration March 2013, Exercise Price $28.00
1,167	General Motors Co.			466,800
	Call - Expiration June 2013, Exercise Price $25.00
154	General Motors Co.			50,435
	Call - Expiration June 2013, Exercise Price $26.00
150	General Motors Co.			39,450
	Call - Expiration June 2013, Exercise Price $27.00
250	General Motors Co.			38,500
	Call - Expiration June 2013, Exercise Price $29.00
1,191	Genworth Financial, Inc. - Cl. A			142,920
	Call - Expiration March 2013, Exercise Price $8.00
470	Genworth Financial, Inc. - Cl. A			77,080
	Call - Expiration June 2013, Exercise Price $8.00
355	Hertz Global Holdings, Inc.			188,150
	Call - Expiration March 2013, Exercise Price $13.00
1,201	Hertz Global Holdings, Inc.			492,410
	Call - Expiration March 2013, Exercise Price $14.00
99	Hess Corp.			219,978
	Call - Expiration February 2013, Exercise Price $45.00
295	Hess Corp.			581,150
	Call - Expiration February 2013, Exercise Price $47.50
212	Hess Corp.			364,640
	Call - Expiration February 2013, Exercise Price $50.00
1,607	Huntsman Corp.			626,730
	Call - Expiration May 2013, Exercise Price $14.00
584	Huntsman Corp.			131,400
	Call - Expiration May 2013, Exercise Price $16.00
206	Huntsman Corp.			35,020
	Call - Expiration May 2013, Exercise Price $17.00
127	Intercontinental Exchange, Inc.			372,745
	Call - Expiration June 2013, Exercise Price $110.00
181	Intercontinental Exchange, Inc.			368,335
	Call - Expiration June 2013, Exercise Price $120.00
409	JC Penny Co., Inc.			102,659
	Call - Expiration February 2013, Exercise Price $18.00
353	JC Penny Co., Inc.			155,320
	Call - Expiration May 2013, Exercise Price $17.00
2,928	Keycorp			213,744
	Call - Expiration June 2013, Exercise Price $9.00
105	Lamar Advertising Co.			73,500
	Call - Expiration July 2013, Exercise Price $37.00
415	Leucadia National Corp.			226,175
	Call - Expiration March 2013, Exercise Price $20.00
10	M&T Bank Corp.			22,450
	Call - Expiration April 2013, Exercise Price $80.00
76	M&T Bank Corp.			135,660
	Call - Expiration April 2013, Exercise Price $85.00

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Contracts++	Security			Value

	SCHEDULE OF WRITTEN OPTIONS (Continued) - (7.0) %
190	M&T Bank Corp.			$ 150,100
	Call - Expiration April 2013, Exercise Price $95.00
16	Mcgraw-Hill Companies, Inc.			21,600
	Call - Expiration February 2013, Exercise Price $46.50
168	Mcgraw-Hill Co., Inc.			173,880
	Call - Expiration February 2013, Exercise Price $47.50
1,105	McMoran Exploration Co.			88,400
	Call - Expiration February 2013, Exercise Price $15.00
42	Mead Johnson Nutrition Co. - Cl. A			45,780
	Call - Expiration February 2013, Exercise Price $65.00
189	MetroPCS Communications, Inc.			8,316
	Call - Expiration February 2013, Exercise Price $10.00
899	MetroPCS Communications, Inc.			89,900
	Call - Expiration February 2013, Exercise Price $9.00
3,084	MetroPCS Communications, Inc.			246,720
	Call - Expiration May 2013, Exercise Price $10.00
1,202	MetroPCS Communications, Inc.			164,674
	Call - Expiration May 2013, Exercise Price $9.00
109	Murphy Oil Corp.			75,210
	Call - Expiration April 2013, Exercise Price $55.00
91	Murphy Oil Corp.			35,035
	Call - Expiration April 2013, Exercise Price $57.50
167	Murphy Oil Corp.			50,100
	Call - Expiration April 2013, Exercise Price $60.00
289	Navistar International Corp.			300,560
	Call - Expiration April 2013, Exercise Price $16.00
656	News Corp., Inc.			255,840
	Call - Expiration April 2013, Exercise Price $24.00
28	Pfizer, Inc.			4,732
	Call - Expiration April 2013, Exercise Price $26.00
489	Pfizer, Inc.			45,966
	Call - Expiration April 2013, Exercise Price $27.00
449	Pfizer, Inc.			52,982
	Call - Expiration June 2013, Exercise Price $27.00
288	PSS World Medical, Inc.			1,440
	Call - Expiration February 2013, Exercise Price $30.00
107	PVH Corp.			254,660
	Call - Expiration March 2013, Exercise Price $95.00
2,512	SLM Corp.			449,648
	Call - Expiration April 2013, Exercise Price $15.00
369	SPDR S&P 500 ETF Trust			42,066
	Put - Expiration March 2013, Exercise Price $142.00
395	Sprint Nextel Corp.			21,725
	Put - Expiration January 2014, Exercise Price $4.00
587	Sprint Nextel Corp.			11,740
	Call - Expiration February 2013, Exercise Price $5.50
1,742	Sprint Nextel Corp.			3,484
	Call - Expiration February 2013, Exercise Price $6.00
766	Sprint Nextel Corp.			29,874
	Call - Expiration May 2013, Exercise Price $5.50
237	Timken Co.			329,193
	Call - Expiration March 2013, Exercise Price $40.00
308	TNT Express NV - ADR			38,045
	Call - Expiration February 2013, Exercise Price Euro 5.00
154	TNT Express NV - ADR			20,726
	Call - Expiration March 2013, Exercise Price Euro 5.00

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Contracts++	Security			Value

	SCHEDULE OF WRITTEN OPTIONS (Continued) - (7.0) %
401	TNT Express NV - ADR			$ 42,879
	Call - Expiration March 2013, Exercise Price Euro 5.20
234	TNT Express NV - ADR			13,986
	Call - Expiration March 2013, Exercise Price Euro 5.40
156	TNT Express NV - ADR			9,491
	Call - Expiration March 2013, Exercise Price Euro 5.60
49	Tyco International Ltd.			9,335
	Call - Expiration April 2013, Exercise Price $29.00
626	Valero Energy Corp.			741,810
	Call - Expiration June 2013, Exercise Price $32.00
329	Verizon Communications, Inc.			95,081
	Call - Expiration March 2013, Exercise Price $41.00
303	Verizon Communications, Inc.			75,295
	Call - Expiration July 2013, Exercise Price $42.00
65	Verizon Communications, Inc.			12,090
	Call - Expiration July 2013, Exercise Price $43.00
116	Visteon Corp.			128,760
	Call - Expiration March 2013, Exercise Price $45.00
167	Visteon Corp.			115,230
	Call - Expiration March 2013, Exercise Price $50.00
812	Vodafone Group PLC - ADR			89,320
	Call - Expiration April 2013, Exercise Price $27.00
764	Williams Co., Inc.			294,140
	Call - Expiration February 2013, Exercise Price $31.00
36	Xstrata PLC			104,578
	Call - Expiration February 2013, Exercise Price GBP 9.80
53	Xstrata PLC			170,367
	Call - Expiration February 2013, Exercise Price GBP 9.80
90	Xstrata PLC			136,437
	Call - Expiration February 2013, Exercise Price GBP 9.80

	TOTAL WRITTEN OPTIONS ( Proceeds - $11,123,637)			15,732,048

	++ Each Writen Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
Shares
	SECURITIES SOLD SHORT - (8.4) %
66,900	Aetna, Inc.			3,226,587
66,165	ASML Holding NV			4,968,392
10,800	CenturyLink, Inc.			436,860
16,600	Discovery Communications, Inc. *			1,151,708
4,700	Eaton Corp. PLC			267,665
2,745	Expedia, Inc.			179,111
10,231	IntercontinentalExchange, Inc. *			1,419,551
2,000	Leucadia National Corp.			50,900
14,182	M&T Bank Corp.			1,456,350
509	Markel Corp. *			242,350
1,620	PVH Corp.			192,569
77,830	TELUS Corp.			5,210,127
3,759	TripAdvisor, Inc. *			173,967
	TOTAL SECURITIES SOLD SHORT ( Proceeds - $15,905,315)			18,976,137

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
				Unrealized
	Security			Appreciation (Depreciation)

	LONG EQUITY SWAP CONTRACTS - 0.6%
	Aegis Group PLC Equity Swap, JP Morgan- July 17, 2013 to receive total return of Aegis Group less USD- 3 Month LIBOR			$ (3,775)
	(Notional Amount $4,435,541)

	AT&T, inc. Equity Swap, JP Morgan- November 28, 2013 to receive total return of AT&T, inc. less USD- 3 Month LIBOR			95,800
	(Notional Amount $4,719,136)

	Australian Infrastructure Equity Swap, JP Morgan- September 24, 2013 to receive total return of Australian Infrastructure less USD- 3 Month LIBOR			52,184
	(Notional Amount $1,938,106)

	British Sky Broadcasting Group Equity Swap, JP Morgan- September 16, 2013 to receive total return of British Sky Broadcasting Group less USD- 3 Month LIBOR			77,394
	(Notional Amount $699,128)

	Century Link, Inc. Equity Swap, JP Morgan- December 10, 2013 to receive total return of Century Link, Inc. less USD- 3 Month LIBOR			188,790
	(Notional Amount $4,738,020)

	Charter Hall Office REIT Equity Swap, JP Morgan- February 21, 2013 to receive total return of Charter Hall Office REIT less USD- 3 Month LIBOR			-
	(Notional Amount $0)

	CNH Global NV Equity Swap, JP Morgan- November 27, 2013 to receive total return of CNH Global NV less USD- 3 Month LIBOR			4,545
	(Notional Amount $632,689)

	Coventry Health Care, Inc. Equity Swap, JP Morgan- November 19, 2013 to receive total return of Coventry Health Care, Inc. less USD- 3 Month LIBOR			576,170
	(Notional Amount $7,306,178)

	Cymer, Inc. Equity Swap, JP Morgan- December 6, 2013 to receive total return of Cymer, Inc. less USD- 3 Month LIBOR			55,386
	(Notional Amount $318,704)

	Eaton Corp. Equity Swap, JP Morgan- December 3, 2013 to receive total return of Eaton Corp. less USD- 3 Month LIBOR			267,665
	(Notional Amount $0)

	Grupo Modelo SA de CV Equity Swap, JP Morgan- June 29, 2013 to receive total return of Grupo Modelo SA de CV less USD- 3 Month LIBOR			(76,070)
	(Notional Amount $1,279,836)

	Grain Corp. Ltd Equity Swap, JP Morgan- June 29, 2013 to receive total return of Grain Corp. Ltd less USD- 3 Month LIBOR			13,664
	(Notional Amount $1,053,993)

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
				Unrealized
	Security			Appreciation (Depreciation)

	LONG EQUITY SWAP CONTRACTS - 0.6% (Continued)
	J.P. Morgan Chase & Co. Equity Swap, JP Morgan- November 21, 2013 to receive total return of J.P. Morgan Chase & Co. less USD- 3 Month LIBOR			872,136
	(Notional Amount $7,422,277)

	Jupiter Telecommunications Co. Equity Swap, JP Morgan- December 11, 2013 to receive total return of Jupiter Telecommunications Co. less USD- 3 Month LIBOR			(137,417)
	(Notional Amount $1,805,749)

	Metro PCS Communications, Inc. Equity Swap, JP Morgan- December 5, 2013 to receive total return of Metro PCS Communications, Inc. less USD- 3 Month LIBOR			(62,178)
	(Notional Amount $5,127,328)

	Nexen, Inc. Equity Swap, JP Morgan- December 27, 2013 to receive total return of Nexen, Inc. less USD- 3 Month LIBOR			7,555
	(Notional Amount $8,083,690)

	Robins & Meyers, Inc. Equity Swap, JP Morgan- November 23, 2013 to receive total return of Robins & Meyers, Inc. less USD- 3 Month LIBOR			(75,484)
	(Notional Amount $3,381,417)

	TNT Express NV Equity Swap, JP Morgan- March 26, 2013 to receive total return of TNT Express NV less USD- 3 Month LIBOR			(1,301,878)
	(Notional Amount $3,865,635)

	Warnaco Group, Inc. Equity Swap, JP Morgan- December 11, 2013 to receive total return of Warnaco Group, Inc. less USD- 3 Month LIBOR			125,545
	(Notional Amount $5,191,551)

	Xstrata PLC Equity Swap, JP Morgan- February 10, 2013 to receive total return of Xstrata PLC less USD- 3 Month LIBOR			733,572
	(Notional Amount $5,544,258)
	TOTAL LONG EQUITY SWAP CONTRACTS			$ 1,413,604

	SHORT EQUITY SWAP CONTRACTS - (0.2) %
	ASM Lithography Holdings N.V. Equity Swap, JP Morgan- February 6, 2013 to pay total return of ASM Lithography Holding N.V. less USD- 3 Month LIBOR			(52,714)
	(Notional Amount $261,838)

	Fiat Industrial Equity Swap, JP Morgan- November 26, 2013 to pay total return of Fiat Industrial less USD- 3 Month LIBOR			(108,466)
	(Notional Amount $560,924)

	Glencore International Equity Swap, JP Morgan- September 12, 2013 to pay total return of Glencore International less USD- 3 Month LIBOR			(292,747)
	(Notional Amount $2,677,062)
	TOTAL SHORT EQUITY SWAP CONTRACTS			$ (453,927)

	TOTAL EQUITY SWAP CONTRACTS			$ 959,677

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

As of January 31, 2013, the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	/(Depreciation)
To Buy:
British Pound	2/27/2013	JP Morgan	76,223	$ 120,821	$ (84)
Euro	3/7/2013	JP Morgan	1,194,986	1,622,071	25,610
Euro	3/13/2013	JP Morgan	701,196	951,838	38,977
Singapore Dollar	2/15/2013	JP Morgan	959,339	775,084	(7,076)
					$ 57,427

					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Sold	Market Value	/(Depreciation)
To Sell:
Australian Dollar	5/8/2013	JP Morgan	293,868	$ 304,267	$ (1,859)
Australian Dollar	5/8/2013	JP Morgan	754,596	781,299	(18,682)
Australian Dollar	5/8/2013	JP Morgan	253,854	262,837	(4,037)
Australian Dollar	5/8/2013	JP Morgan	14,068	14,566	(14)
Australian Dollar	5/8/2013	JP Morgan	125,983	130,441	(559)
Australian Dollar	5/8/2013	JP Morgan	312,321	323,373	893
Australian Dollar	5/8/2013	JP Morgan	228,636	236,727	(93)
Australian Dollar	5/8/2013	JP Morgan	23,574	24,585	135
Australian Dollar	7/10/2013	JP Morgan	474,876	489,443	(2,610)
Australian Dollar	7/10/2013	JP Morgan	521,911	537,921	(2,235)
British Pound	2/26/2013	JP Morgan	1,761,350	2,791,449	56,039
British Pound	2/26/2013	JP Morgan	108,000	171,162	(587)
British Pound	2/27/2013	JP Morgan	510,165	808,522	10,281
British Pound	3/15/2013	JP Morgan	2,697,659	4,274,936	58,951
British Pound	3/15/2013	JP Morgan	105,355	166,954	2,724
British Pound	3/15/2013	JP Morgan	52,678	83,478	1,334
Canadian Dollar	6/12/2013	JP Morgan	669,365	668,000	7,817
Euro	3/7/2013	JP Morgan	2,994,059	4,064,148	(104,565)
Euro	3/13/2013	JP Morgan	701,196	951,838	(40,718)
Japanese Yen	4/15/2013	JP Morgan	37,491,250	411,010	44,673
Japanese Yen	4/15/2013	JP Morgan	16,131,250	176,844	19,195
Japanese Yen	4/15/2013	JP Morgan	24,363,750	267,095	28,883
Japanese Yen	4/15/2013	JP Morgan	24,363,750	267,095	28,905
Japanese Yen	4/15/2013	JP Morgan	1,223,750	13,416	1,330
Japanese Yen	4/15/2013	JP Morgan	111,250	1,220	110
Japanese Yen	4/15/2013	JP Morgan	23,473,750	257,338	20,892
Japanese Yen	4/15/2013	JP Morgan	27,720,000	303,889	14,037
Singapore Dollar	2/15/2013	JP Morgan	959,339	775,084	9,555
					$ 129,795

Total unrealized gain on forward foreign currency contracts					$ 187,222

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
CORPORATE NOTES & BONDS - 52.3%
ADVERTISING - 0.2%
inVentiv Health, Inc. - 144A	$ 120,000	9.0000%		1/15/2018	$ 123,150
WPP Finance 2010	150,000	3.6250		9/7/2022	149,455
					272,605
AGRICULTURE - 0.3%
American Rock Salt Co. LLC/American Rock Capital Corp. - 144A	375,000	8.2500		5/1/2018	343,125

AIRLINES - 0.8%
Continental Airlines 1997-4 Class A Pass Through Trust	521,632	6.9000		1/2/2018	567,588
Delta Air Lines 2009-1 Class A Pass Through Trust	352,796	7.7500		12/17/2019	407,479
					975,067
AUTO MANUFACTURERS - 0.2%
Automotores Gildemeister SA - 144A	235,000	6.7500		1/15/2023	243,813

AUTOMOBILE ABS - 2.4%
AmeriCredit Automobile Receivables Trust 2012-4 C	640,000	1.9300		8/8/2018	648,846
Capital Auto Receivables Asset Trust 2013-1 C	590,000	1.7400		10/22/2018	588,072
Hertz Vehicle Financing LLC 2013-1A A1 - 144A	590,000	1.1200		8/25/2017	589,953
Santander Drive Auto Receivables Trust 2013-1 D	380,000	2.2700		1/15/2019	378,874
Santander Drive Auto Receivables Trust 2012-3 C	640,000	3.0100		4/16/2018	665,408
					2,871,153
BANKS - 10.4%
Ally Financial, Inc.	430,000	5.5000		2/15/2017	467,087
Banco Santander Chile - 144A	600,000	3.8750		9/20/2022	612,599
Banco Votorantim SA - 144A	275,000	7.3750		1/21/2020	316,250
Bank of America Corp.	765,000	5.6250		7/1/2020	886,722
Bank of America Corp.	360,000	5.7500		8/15/2016	396,500
Barclays Bank PLC - 144A	270,000	6.0500		12/4/2017	301,092
Capital One Financial Corp.	205,000	6.1500		9/1/2016	235,867
Capital One Financial Corp.	115,000	7.3750		5/23/2014	124,510
Citigroup Inc.	536,000	5.0000		9/15/2014	564,731
Goldman Sachs Group, Inc.	375,000	5.7500		1/24/2022	437,896
Goldman Sachs Group, Inc.	190,000	6.0000		6/15/2020	223,555
HSBC USA, Inc.	300,000	1.6250		1/16/2018	299,968
Intesa Sanpaolo SpA	230,000	3.1250		1/15/2016	228,437
JPMorgan Chase & Co.	805,000	3.2500		9/23/2022	803,723
JPMorgan Chase & Co.	235,000	3.4500		3/1/2016	250,063
JPMorgan Chase & Co.	455,000	4.4000		7/22/2020	501,624
JPMorgan Chase & Co.	255,000	5.1250		9/15/2014	271,038
JPMorgan Chase & Co.	125,000	7.9000	+	Perpetual	144,323
KeyCorp	215,000	5.1000		3/24/2021	247,412
Macquarie Bank Ltd. - 144A	17,000	6.6250		4/7/2021	18,888
Morgan Stanley	410,000	5.5000		7/28/2021	460,973
Morgan Stanley	180,000	5.5500		4/27/2017	200,326
Morgan Stanley	225,000	6.3750		7/24/2042	268,142
Regions Financial Corp.	245,000	4.8750		4/26/2013	246,838
Regions Financial Corp.	545,000	5.7500		6/15/2015	592,688
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
BANKS - 10.4% (continued)
Resona Bank Ltd. - 144A	$ 165,000	5.8500	% +	Perpetual	$ 177,245
Sberbank of Russia Via SB Capital SA - 144A	300,000	4.9500		2/7/2017	322,875
Turkiye Garanti Bankasi AS - 144A	330,000	5.2500		9/13/2022	352,275
UBS AG/Stamford CT	650,000	7.6250		8/17/2022	715,408
VTB Bank OJSC Via VTB Capital SA - 144A	530,000	6.0000		4/12/2017	568,425
Wells Fargo & Co. (a)	190,000	3.6760		6/15/2016	205,917
Wells Fargo & Co.	670,000	4.6000		4/1/2021	758,412
Yapi ve Kredi Bankasi AS - 144A	290,000	4.0000		1/22/2020	287,739
					12,489,548
BEVERAGES - 0.2%
Anheuser-Busch InBev Worldwide, Inc.	260,000	0.8000		7/15/2015	260,660

BIOTECHNOLOGY - 0.2%
Gilead Sciences, Inc.	180,000	4.4000		12/1/2021	201,367

CHEMICALS - 2.1%
Alpek SA de CV - 144A	425,000	4.5000		11/20/2022	439,875
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd. - 144A	300,000	5.1250		12/12/2017	307,875
Hexion US Finance Corp.	75,000	6.6250		4/15/2020	74,250
Hexion US Finance Corp. - 144A	225,000	6.6250		4/15/2020	222,750
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC - 144A	305,000	8.8750		2/1/2018	305,000
Ineos Finance PLC *	235,000	8.3750		2/15/2019	258,206
Methanex Corp.	245,000	3.2500		12/15/2019	245,919
NewMarket Corp. - 144A	305,000	4.1000		12/15/2022	307,208
Nufarm Australia Ltd. - 144A	235,000	6.3750		10/15/2019	248,513
Tronox Finance LLC - 144A	175,000	6.3750		8/15/2020	176,531
					2,586,127
COMMERCIAL MBS - 6.7%
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 A4B	580,000	4.9430		9/11/2042	631,984
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP28 A3	127,187	5.7930		9/11/2042	131,331
CD 2006-CD2 Mortgage Trust	620,000	5.3671	+	1/15/2046	656,343
COMM 2007-C9 Mortgage Trust	675,000	5.8001	+	12/10/2049	793,125
Commercial Mortgage Trust 2007-GG9	650,000	5.4440	+	3/10/2039	740,401
Extended Stay America Trust 2013-ESH7 A27 - 144A	300,000	2.9575		12/5/2031	303,000
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7	600,000	5.8716	+	4/15/2045	685,659
LB-UBS Commercial Mortgage Trust 2007-C7	85,000	5.8660	+	9/15/2045	99,514
Morgan Stanley Capital I Trust 2005-IQ10 4AB	510,000	5.2840	+	9/15/2042	565,483
Morgan Stanley Capital I Trust 2007-TOP27 A4	440,000	5.6524	+	6/11/2042	514,865
Morgan Stanley Capital I Trust 2008-TOP29 A4	2,415,000	6.2749	+	1/11/2043	2,935,426
					8,057,131
COMMERCIAL SERVICES - 0.6%
Iron Mountain, Inc.	425,000	5.7500		8/15/2024	430,844
United Rentals North America, Inc.	285,000	7.3750		5/15/2020	314,925
					745,769
COMPUTERS - 0.2%
NCR Corp. - 144A	220,000	4.6250		2/15/2021	221,375

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
DISTRIBUTION / WHOLESALE - 0.1%
HD Supply, Inc. - 144A	$ 120,000	10.5000%		1/15/2021	$ 123,000

DIVERSIFIED FINANCIAL SERVICES - 3.0%
Aircastle Ltd.	250,000	6.2500		12/1/2019	271,250
Aircastle Ltd.	220,000	7.6250		4/15/2020	253,550
Carlyle Holdings Finance LLC - 144A	295,000	3.8750		2/1/2023	295,841
Ford Motor Credit Co. LLC	200,000	5.0000		5/15/2018	219,698
General Electric Capital Corp.	350,000	1.6000		11/20/2017	348,711
General Electric Capital Corp.	90,000	4.6500		10/17/2021	100,020
General Electric Capital Corp.	300,000	7.1250		Perpetual	345,405
General Motors Financial Co., Inc. - 144A	240,000	4.7500		8/15/2017	251,700
GFI Group, Inc.	410,000	9.6250		7/19/2018	361,825
International Lease Finance Corp.	345,000	6.2500	+	5/15/2019	377,344
Jefferies Group, Inc.	70,000	5.1250		1/20/2023	71,709
Legg Mason, Inc. - 144A	255,000	6.0000		5/21/2019	280,301
SLM Corp.	170,000	5.5000		1/25/2023	168,792
SLM Corp.	220,000	7.2500		1/25/2022	245,796
					3,591,942
ELECTRIC - 1.1%
Dominion Resources, Inc.	85,000	8.8750		1/15/2019	115,731
Electricite de France SA - 144A	315,000	5.2500	+	Perpetual	308,845
Entergy Mississippi Inc.	375,000	3.1000		7/1/2023	368,100
Georgia Power Co.	100,000	6.0000		11/1/2013	104,017
Nevada Power Co.	125,000	6.5000		5/15/2018	155,497
NRG Energy, Inc.	250,000	7.6250		5/15/2019	268,750
					1,320,940
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
Belden, Inc. - 144A	90,000	5.5000		9/1/2022	93,150

ENTERTAINMENT - 0.4%
Six Flags Entertainment Corp. - 144A	245,000	5.2500		1/15/2021	244,387
United Artists Theatre Circuit Inc. 1995-A Pass Through Trust *	2,934	9.3000		7/1/2015	2,987
WMG Acquisition Corp. - 144A	180,000	6.0000		1/15/2021	191,475
					438,849
FOOD - 0.5%
Chiquita Brands International, Inc. / LLC - 144A	160,000	7.8750		2/1/2021	161,800
Flowers Foods, Inc.	300,000	4.3750		4/1/2022	301,426
Sysco Corp.	200,000	2.6000		6/12/2022	199,491
					662,717
FOREST PRODUCTS & PAPER - 0.2%
Sappi Papier Holding GmbH - 144A	235,000	7.7500		7/15/2017	261,144

HEALTHCARE - PRODUCTS - 0.2%
Boston Scientific Corp.	205,000	6.0000		1/15/2020	237,469

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
HEALTHCARE - SERVICES - 0.4%
HCA, Inc.	$ 235,000	6.5000%		2/15/2020	$ 262,025
Tenet Healthcare Corp. - 144A	140,000	4.5000		4/1/2021	138,075
Tenet Healthcare Corp.	80,000	6.2500		11/1/2018	88,100
					488,200
HOLDING COMPANIES - DIVERSIFIED - 0.3%
Hutchison Whampoa International 12 Ltd. - 144A	370,000	6.0000		Perpetual	390,350

HOME BUILDERS - 0.2%
Brookfield Residential Properties, Inc. - 144A	245,000	6.5000		12/15/2020	259,700

HOME EQUITY ABS - 0.5%
Bayview Financial Mortgage Pass-Through Trust 2006-A 1A4 (a)	560,000	6.0870		2/28/2041	606,797

HOUSEHOLD PRODUCTS / WARES - 0.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	580,000	5.7500	+	10/15/2020	594,500

INSURANCE - 2.0%
American International Group, Inc.	525,000	4.8750		6/1/2022	586,313
Chubb Corp.	85,000	6.3750	+	3/29/2067	92,863
CNA Financial Corp.	355,000	5.8750		8/15/2020	410,995
Lincoln National Corp.	295,000	4.2000		3/15/2022	311,970
MetLife, Inc.	235,000	5.0000		6/15/2015	258,022
Prudential Financial, Inc.	120,000	5.8750	+	9/15/2042	126,300
Prudential Financial, Inc.	145,000	6.2000		1/15/2015	158,948
Prudential Financial, Inc.	145,000	7.3750		6/15/2019	184,512
Prudential Financial, Inc.	195,000	8.8750	+	6/15/2038	237,412
					2,367,335
IRON / STEEL - 0.2%
Vale Overseas Ltd.	190,000	4.3750		1/11/2022	197,191

LODGING - 0.5%
MGM Resorts International - 144A	235,000	6.7500		10/1/2020	247,337
Starwood Hotels & Resorts Worldwide, Inc.	305,000	3.1250		2/15/2023	299,935
					547,272
MEDIA - 1.3%
Clear Channel Communications, Inc. - 144A	100,000	9.0000		12/15/2019	95,250
NBCUniversal Media, LLC	160,000	2.8750		1/15/2023	154,788
NBCUniversal Media, LLC	190,000	4.3750		4/1/2021	208,857
Time Warner Cable, Inc.	150,000	4.0000		9/1/2021	159,748
Time Warner Cable, Inc.	495,000	5.0000		2/1/2020	566,730
Time Warner Cable, Inc.	40,000	5.5000		9/1/2041	42,264
Univision Communications, Inc. - 144A	360,000	6.7500		9/15/2022	378,000
					1,605,637
MINING - 0.1%
Eldorado Gold Corp. - 144A	105,000	6.1250		12/15/2020	110,906

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
MISCELLANEOUS MANUFACTURING - 0.2%
Bombardier, Inc. - 144A	$ 235,000	6.1250%		1/15/2023	$ 240,287

OFFICE/BUSINESS EQUIPMENT - 0.5%
Xerox Corp.	630,000	4.5000		5/15/2021	653,708

OIL & GAS - 3.6%
BreitBurn Energy Partners LP / BreitBurn Finance Corp. - 144A	190,000	7.8750		4/15/2022	199,500
Calumet Specialty Products Partners LP / Calumet Finance Corp. - 144A	235,000	9.6250		8/1/2020	263,787
Chesapeake Energy Corp.	220,000	6.6250		8/15/2020	242,550
Gazprom OAO Via Gaz Capital SA - 144A	480,000	3.8500		2/6/2020	481,200
Hercules Offshore, Inc. - 144A	235,000	10.5000		10/15/2017	256,150
Novatek OAO via Novatek Finance Ltd. - 144A	305,000	4.4220		12/13/2022	305,174
OGX Austria GmbH - 144A	275,000	8.5000		6/1/2018	256,094
Petrobras International Finance Co. - Pifco	300,000	5.3750		1/27/2021	328,866
Petroleos Mexicanos - 144A	395,000	3.5000		1/30/2023	388,087
Phillips 66	630,000	4.3000		4/1/2022	691,946
Phillips 66	195,000	5.8750		5/1/2042	230,538
Plains Exploration & Production Co.	235,000	6.8750		2/15/2023	269,369
Rowan Cos., Inc.	255,000	4.8750		6/1/2022	276,682
Total Capital International SA	135,000	0.7500		1/25/2016	134,885
					4,324,828
OIL & GAS SERVICES - 0.6%
Cie Generale de Geophysique - Veritas	235,000	6.5000		6/1/2021	250,569
Expro Finance Luxembourg SCA - 144A	235,000	8.5000		12/15/2016	247,337
Weatherford International Ltd. - Bermuda	175,000	4.5000		4/15/2022	178,237
					676,143
OTHER ABS - 0.7%
Countrywide Asset-Backed Certificates 2005-1 AF5A (a)	300,000	5.4970		7/25/2035	296,548
Marriott Vacation Club Owner Trust 2012-1A A - 144A	584,219	2.5100		5/20/2030	598,883
					895,431
PHARMACEUTICALS - 1.2%
Actavis, Inc.	310,000	3.2500		10/1/2022	308,682
Express Scripts Holding Co.	310,000	2.6500		2/15/2017	321,577
Mylan Inc. - 144A	365,000	3.1250		1/15/2023	354,368
VPI Escrow Corp. - 144A	220,000	6.3750		10/15/2020	229,350
Zoetis, Inc. - 144A	175,000	3.2500		2/1/2023	174,112
					1,388,089
PIPELINES - 1.7%
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. - 144A	300,000	5.8750		8/1/2023	299,625
El Paso Pipeline Partners Operating Co. LLC	345,000	7.5000		11/15/2040	451,950
Energy Transfer Partners LP	725,000	5.2000		2/1/2022	810,765
Energy Transfer Partners LP	205,000	6.5000		2/1/2042	237,308
Williams Cos., Inc.	230,000	3.7000		1/15/2023	226,970
					2,026,618
REITS - 2.3%
AvalonBay Communities, Inc.	910,000	2.9500		9/15/2022	893,654
Boston Properties LP	570,000	3.8500		2/1/2023	595,775
DDR Corp.	210,000	7.8750		9/1/2020	266,665
Digital Realty Trust LP	335,000	5.2500		3/15/2021	370,237
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
REITS - 2.3% (continued)
Highwoods Realty LP	$ 305,000	3.6250%		1/15/2023	$ 294,698
Ventas Realty LP / Ventas Capital Corp.	205,000	3.2500		8/15/2022	199,949
Ventas Realty LP / Ventas Capital Corp.	95,000	4.2500		3/1/2022	100,665
					2,721,643
RETAIL - 0.4%
Claire's Stores, Inc. - 144A	220,000	9.0000		3/15/2019	239,250
CVS Pass-Through Trust - 144A	108,119	7.5070		1/10/2032	140,871
Landry's, Inc. - 144A	125,000	9.3750		5/1/2020	133,906
					514,027
SAVINGS & LOANS - 0.3%
Santander Holdings USA, Inc.	320,000	3.0000		9/24/2015	327,141

SOFTWARE - 0.9%
Dun & Bradstreet Corp.	305,000	4.3750		12/1/2022	307,503
First Data Corp. - 144A	300,000	6.7500		11/1/2020	309,750
First Data Corp. - 144A	170,000	8.2500		1/15/2021	174,462
First Data Corp. - 144A	240,000	11.2500		1/15/2021	241,800
					1,033,515
TELECOMMUNICATIONS - 2.4%
AT&T, Inc.	315,000	3.8750		8/15/2021	341,419
AT&T, Inc.	90,000	4.4500		5/15/2021	101,599
CenturyLink, Inc.	520,000	6.4500		6/15/2021	566,113
Digicel Group Ltd. - 144A	200,000	8.2500		9/30/2020	224,000
EarthLink, Inc.	175,000	8.8750		5/15/2019	188,562
Frontier Communications Corp.	235,000	7.1250		1/15/2023	250,569
GCI, Inc.	190,000	8.6250		11/15/2019	201,875
Intelsat Jackson Holdings SA - 144A	195,000	6.6250		12/15/2022	197,925
UPCB Finance VI Ltd. - 144A	175,000	6.8750		1/15/2022	189,656
Virgin Media Finance PLC	127,000	8.3750		10/15/2019	144,145
Wind Acquisition Finance SA - 144A	250,000	11.7500		7/15/2017	266,563
Windstream Corp.	235,000	7.7500		10/15/2020	256,738
					2,929,164
TOBACCO - 0.3%
Philip Morris International, Inc.	85,000	6.8750		3/17/2014	91,028
Reynolds American, Inc.	300,000	3.2500		11/1/2022	295,919
					386,947
TRANSPORTATION - 0.7%
CHC Helicopter SA	235,000	9.2500		10/15/2020	252,625
Gulfmark Offshore, Inc. - 144A	230,000	6.3750		3/15/2022	237,762
Norfolk Southern Corp. - 144A	300,000	2.9030		2/15/2023	297,238
					787,625
TRUCKING & LEASING - 0.1%
Penske Truck Leasing Co. Lp / PTL Finance Corp. - 144A	140,000	2.8750		7/17/2018	139,215

WL COLLATERAL CMO - 0.5%
Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 3A1	253,731	6.1240	+	9/25/2037	271,279
WaMu Mortgage Pass Through Certificates 2003 S8A2	333,022	5.0000		9/25/2018	334,907
					606,186
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value

TOTAL CORPORATE NOTES & BONDS (Cost - $60,882,498)					$ 62,815,406

FOREIGN GOVERNMENT BOND - 0.5%
Mexico Government International Bond	$ 295,000	4.7500%		3/8/2044	310,930
Morocco Government International Bond *	300,000	4.2500		12/11/2022	306,375
TOTAL FOREIGN GOVERNMENT BOND (Cost - $590,435)					617,305

U.S. GOVERNMENT & AGENCIES - 40.2%
U.S. GOVERNMENT AGENCY - 20.4%
Fannie Mae Pool 310041	383,532	6.5000		5/1/2037	432,355
Fannie Mae Pool 703391	530,358	5.0000		5/1/2033	579,386
Fannie Mae Pool 735061	111,962	6.0000		11/1/2034	123,143
Fannie Mae Pool 866009	201,835	6.0000		3/1/2036	221,913
Fannie Mae Pool 880117	82,036	5.5000		4/1/2036	90,035
Fannie Mae Pool 889883	1,400,862	6.5000		3/1/2038	1,586,804
Fannie Mae Pool 909141	37,398	6.0000		1/1/2038	41,007
Fannie Mae Pool 909153	36,589	6.0000		2/1/2038	40,680
Fannie Mae Pool 909175	86,958	5.5000		4/1/2038	95,110
Fannie Mae Pool 909220	188,999	6.0000		8/1/2038	207,321
Fannie Mae Pool 909223	109,916	6.0000		8/1/2038	120,689
Fannie Mae Pool 929191	270,317	6.0000		3/1/2038	296,405
Fannie Mae Pool 931983	888,138	5.5000		9/1/2039	978,490
Fannie Mae Pool 931995	149,098	5.0000		9/1/2039	164,779
Fannie Mae Pool 938574	763,693	5.5000		9/1/2036	834,006
Fannie Mae Pool 962752	86,733	5.0000		4/1/2038	96,647
Fannie Mae Pool 975649	485,640	6.0000		7/1/2038	539,203
Fannie Mae Pool AA7001	563,185	5.0000		6/1/2039	622,415
Fannie Mae Pool AD0727	927,501	6.0000		8/1/2039	1,022,296
Fannie Mae Pool AE2496	517,683	4.5000		9/1/2040	579,777
Fannie Mae Pool AO8769	3,013,322	3.5000		8/1/2042	3,195,919
Fannie Mae Pool AR1290	7,562,644	3.0000		12/1/2042	7,815,060
Fannie Mae-Aces 1999-M2 B	333,883	6.6342	+	3/25/2029	384,947
Federal National Mortgage Association 0 10/09/19	485,000	0.0000	(b)	10/9/2019	420,536
Freddie Mac Gold Pool A46224	284,024	5.0000		7/1/2035	308,172
Freddie Mac Gold Pool A62582	51,198	6.0000		6/1/2037	56,872
Freddie Mac Gold Pool G01499	50,579	7.0000		1/1/2033	58,135
Freddie Mac Gold Pool G01980	595,445	5.0000		12/1/2035	648,929
Freddie Mac Gold Pool G03660	430,330	6.0000		12/1/2037	474,735
Freddie Mac Gold Pool G05888	177,669	5.5000		10/1/2039	194,023
Freddie Mac Gold Pool G06380	1,558,362	6.5000		2/1/2035	1,740,574
Government National Mortgage Association 2012-147 AK	509,265	2.5856	+	4/16/2054	557,385
					24,527,748
U.S. TREASURY OBLIGATIONS - 19.8%
United States Treasury Note	2,415,000	2.0000		11/15/2021	2,459,055
United States Treasury Note	4,380,000	1.6250		11/15/2022	4,241,592
United States Treasury Note	6,505,000	1.3750		11/30/2018	6,612,739
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
U.S. TREASURY OBLIGATIONS - 20.1% (continued)
United States Treasury Note	$ 8,050,000	1.0000%		8/31/2016	$ 8,180,813
United States Treasury Note	1,200,000	0.7500		12/31/2017	1,193,578
United States Treasury Note	1,060,000	0.1250		12/31/2014	1,057,350
					23,745,127

TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $47,880,575)					48,272,875

BANK LOANS - 4.5%
AdvancePierre Foods	245,000	8.2500	+	10/10/2017	251,738
Alcatel Lucent USA, Inc	18,000	7.2500	+	6/4/2018	18,253
Alcatel Lucent USA, Inc	252,000	8.2500	+	12/4/2018	255,120
Alliance Laundry Systems	245,000	5.5000	+	12/7/2018	248,522
Ameriforge Group	60,000	4.0000	+	1/31/2019	60,825
Ameriforge Group	40,000	7.7500	+	1/21/2021	40,875
Blue Coat Systems, Inc	299,248	5.7500	+	2/15/2018	303,177
CCC Information Services, Inc.	101,000	5.2500	+	12/5/2019	102,157
Ceridian Corp	240,000	5.7500	+	5/9/2017	243,120
Chrysler Group LLC	225,000	4.9800	+	4/28/2017	229,923
Clear Channel Communication, Inc.	160,000	3.6500	+	1/29/2016	138,873
Crossmark Holdings, Inc.	450,000	5.2500	+	1/31/2020	453,750
DuPont Performance Coatings	40,000	3.5000	+	1/31/2020	40,657
FMG Resources	300,000	5.2500	+	10/18/2017	304,439
Frac Tech International LLC	235,000	8.5000	+	4/19/2016	206,565
Go Daddy	240,000	5.5000	+	12/17/2018	240,900
Houghton International, Inc.	245,000	5.7500	+	11/20/2019	248,675
Inventiv Health, Inc.	119,990	6.0000	+	8/4/2016	117,890
MGM Results Intl	31,000	4.7500	+	12/13/2019	31,503
Navistar Inc	240,000	8.0000	+	8/17/2017	244,150
Ocwean Financial	98,000	5.5000	+	1/15/2018	99,519
Party City Holdings, Inc	125,000	5.7500	+	7/10/2019	126,674
Pharmaceutical Research	185,000	6.5000	+	11/7/2017	187,313
Riverbed Technology	48,000	4.0000	+	10/29/2019	48,600
RP Crown Parent LLC	58,000	6.7500	+	12/14/2018	57,964
Rural/Metro Operating Company	44,000	5.7500	+	6/30/2018	44,238
Silver II Borrower Sarl	241,000	5.0000	+	10/18/2017	243,651
Sorenson Communications, Inc	240,000	4.0000	+	8/16/2013	238,309
Sungard Data Systems	27,000	4.5000	+	12/4/2019	27,371
Tribune Co.	82,000	4.0000	+	11/28/2019	82,810
Veyance Technologies, Inc	255,000	5.9620	+	7/31/2015	253,406
Walter Investment Management Corp.	284,000	5.7500	+	11/28/2017	288,970
TOTAL BANK LOANS (Cost - $5,435,745)					5,479,937
		Dividend
PREFERRED STOCK - 0.5%	Shares	Rate
BANKS - 0.4%
GMAC Capital Trust I	17,600	8.1250	% +	2/15/2040	469,392

DIVERSIFIED FINANCIAL SERVICES - 0.2%
Citigroup Capital XIII	7,200	7.8750	+	10/30/2040	200,592

TOTAL PREFERRED STOCK (Cost - $620,000)					669,984
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

	Principal	Interest
Security	Amount	Rate			Value
SHORT-TERM INVESTMENTS - 4.4%
MONEY MARKET FUND - 4.4%
Fidelity Institutional Money Market Funds - Government Portfolio	$ 5,293,999	0.0100	% +		$ 5,293,999
TOTAL SHORT-TERM INVESTMENTS (Cost - $5,293,999)

TOTAL INVESTMENTS - 102.5% (Cost - $120,703,252) (c)					$ 123,149,506
OTHER LIABILITIES LESS ASSETS - (2.5) %					(3,021,833)
NET ASSETS - 100.0%					$ 120,127,673

ABS - Asset Backed Security
CMO - Collateralized Mortgage Obligation
MBS- Mortgage Back Security
REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate is as of January 31, 2013.
* The value of this security has been determined in good faith under the policies of the Board of Trustees.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Step-Up Bond; the interest rate shown is the rate in effect as of January 31, 2013.
(b) Zero coupon security. Payment received at maturity.

(c) Represents cost for financial reporting purposes. Aggregate federal tax purposes is $120,728,365 and differers from market value by net unrealized appreciation (depreciation) os securities as follows:

Unrealized Appreciation:					$ 2,877,108
Unrealized Depreciation:					(455,967)
	Net Unrealized Appreciation:				$ 2,421,141

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013
Principal Amount	Security	Interest Rate		Maturity Date	Value

	BONDS & NOTES - 93.9%
	APPAREL - 1.6%
$ 1,080,000	Jones Group, Inc.	6.8750%		3/15/2019	$ 1,132,650
550,000	Perry Ellis International, Inc.	7.8750		4/1/2019	581,625
630,000	Wolverine World Wide, Inc. - 144A	6.1250		10/15/2020	664,650
					2,378,925
	AUTO MANUFACTURERS - 0.3%
475,000	Jaguar Land Rover Automotive PLC - 144A	5.6250		2/1/2023	486,875

	AUTO PARTS & EQUIPMENT - 0.9%
1,085,000	Pittsburgh Glass Works LLC - 144A	8.5000		4/15/2016	1,063,300
280,000	Titan International, Inc.	7.8750		10/1/2017	302,050
					1,365,350
	BANKS - 4.5%
710,000	Ally Financial, Inc.	5.5000		2/15/2017	771,237
40,000	Ally Financial, Inc.	6.2500		12/1/2017	44,654
1,000,000	CIT Group, Inc.	4.2500		8/15/2017	1,040,000
145,000	CIT Group, Inc.	5.0000		5/15/2017	155,513
295,000	CIT Group, Inc.	5.3750		5/15/2020	321,550
750,000	CIT Group, Inc. - 144A	5.5000		2/15/2019	806,250
1,370,000	Synovus Financial Corp.	5.1250		6/15/2017	1,366,575
1,060,000	Synovus Financial Corp.	7.8750		2/15/2019	1,211,050
780,000	Wachovia Capital Trust III	5.5698	+	Perpetual	780,975
					6,497,804
	BUILDING MATERIALS - 1.0%
680,000	Nortek, Inc.	8.5000		4/15/2021	773,500
670,000	USG Corp.	6.3000		11/15/2016	708,525
					1,482,025
	CHEMICALS - 2.1%
910,000	TPC Group, Inc. - 144A	8.7500		12/15/2020	921,375
1,425,000	Tronox Finance LLC - 144A	6.3750		8/15/2020	1,437,469
625,000	US Coatings Acquisition, Inc. - 144A	7.3750		5/1/2021	646,094
					3,004,938
	COAL - 4.4%
1,555,000	Alpha Appalachia Holdings, Inc.	3.2500		8/1/2015	1,500,575
1,240,000	Alpha Natural Resources, Inc.	9.7500		4/15/2018	1,357,800
960,000	Arch Coal, Inc.	7.0000		6/15/2019	871,200
605,000	Arch Coal, Inc.	8.7500		8/1/2016	624,662
680,000	Arch Coal, Inc. - 144A	9.8750		6/15/2019	703,800
195,000	Cloud Peak Energy Resources LLC	8.2500		12/15/2017	208,163
155,000	Cloud Peak Energy Resources LLC	8.5000		12/15/2019	169,337
250,000	Peabody Energy Corp. - 144A	6.0000		11/15/2018	263,125
615,000	Peabody Energy Corp.	6.2500		11/15/2021	645,750
					6,344,412
	COMMERCIAL SERVICES - 3.9%
170,000	Avis Budget Car Rental LLC	8.2500		1/15/2019	189,125
155,000	Avis Budget Car Rental LLC	9.7500		3/15/2020	180,188
500,000	Cardtronics, Inc.	8.2500		9/1/2018	553,125
610,000	CoreLogic, Inc.	7.2500		6/1/2021	669,475
995,000	Emergency Medical Services Corp.	8.1250		6/1/2019	1,094,500
635,000	Great Lakes Dredge & Dock Corp.	7.3750		2/1/2019	687,388
320,000	HDTFS, Inc. - 144A	5.8750		10/15/2020	341,600
200,000	HDTFS, Inc. - 144A	6.2500		10/15/2022	218,000
750,000	Live Nation Entertainment, Inc. - 144A	7.0000		9/1/2020	802,500

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Principal Amount	Security	Interest Rate		Maturity Date	Value

	COMMERCIAL SERVICES - 3.9% (Continued)
$ 295,000	TransUnion LLC	11.375%		6/15/2018	$ 342,568
650,000	WEX, Inc. - 144A	4.7500		2/1/2023	651,625
					5,730,094
	COMPUTERS - 1.1%
515,000	Seagate HDD Cayman	7.7500		12/15/2018	570,362
330,000	Stream Global Services, Inc.	11.2500		10/1/2014	346,500
710,000	SunGard Data Systems, Inc. - 144A	6.6250		11/1/2019	736,625
					1,653,487
	DISTRIBUTION/WHOLESALE - 0.5%
475,000	HD Supply, Inc. - 144A	11.0000		4/15/2020	565,844

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
675,000	AerCap Aviation Solutions BV	6.3750		5/30/2017	718,875
450,000	Aircastle Ltd.	6.2500		12/1/2019	488,250
1,005,000	Aircastle Ltd.	9.7500		8/1/2018	1,158,262
355,000	Aircastle Ltd.	6.7500		4/15/2017	392,275
515,000	E*TRADE Financial Corp.	6.0000		11/15/2017	534,313
895,000	E*TRADE Financial Corp.	6.3750		11/15/2019	933,038
480,000	E*TRADE Financial Corp.	6.7500		6/1/2016	512,400
675,000	International Lease Finance Corp.	5.8750		8/15/2022	727,705
245,000	International Lease Finance Corp.	8.6250		1/15/2022	312,375
485,000	National Money Mart Co.	10.3750		12/15/2016	536,531
					6,314,024
	ELECTRIC - 2.2%
941,000	Calpine Corp. - 144A	7.5000		2/15/2021	1,020,985
320,000	NRG Energy, Inc. - 144A	6.6250		3/15/2023	344,800
830,000	NRG Energy, Inc.	7.6250		1/15/2018	935,825
430,000	NRG Energy, Inc.	7.6250		5/15/2019	462,250
375,000	NRG Energy, Inc.	7.8750		5/15/2021	421,875
					3,185,735
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
625,000	Belden, Inc. - 144A	5.5000		9/1/2022	646,875
435,000	Coleman Cable, Inc.	9.0000		2/15/2018	474,150
					1,121,025
	ELECTRONICS - 1.0%
930,000	Sanmina-SCI Corp. - 144A	7.0000		5/15/2019	955,575
560,000	Viasystems, Inc. - 144A	7.8750		5/1/2019	561,400
					1,516,975
	ENTERTAINMENT - 2.2%
674,000	Cedar Fair LP	9.1250		8/1/2018	758,250
1,240,000	GWR Operating Partnership LLP	10.8750		4/1/2017	1,416,700
960,000	Palace Entertainment Holdings LLC - 144A	8.8750	+	4/15/2017	1,022,400
					3,197,350
	FOOD - 0.6%
330,000	Del Monte Corp.	7.6250		2/15/2019	345,675
500,000	Post Holdings, Inc. - 144A	7.3750		2/15/2022	557,500
					903,175
	FOREST PRODUCTS & PAPER - 0.6%
835,000	Boise Paper Holdings LLC	9.0000		11/1/2017	912,237

	GAS - 2.0%
325,000	Sabine Pass LNG LP - 144A	6.5000		11/1/2020	335,563
2,300,000	Sabine Pass LNG LP	7.5000		11/30/2016	2,564,500
					2,900,063
Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Principal Amount	Security	Interest Rate		Maturity Date	Value

	HEALTHCARE-PRODUCTS - 2.1%
$ 560,000	Alere, Inc. - 144A	7.2500%		7/1/2018	$ 582,400
560,000	Biomet, Inc. - 144A	6.5000		8/1/2020	590,100
385,000	Biomet, Inc. - 144A	6.5000		10/1/2020	391,256
1,015,000	Hologic, Inc. - 144A	6.2500		8/1/2020	1,096,200
390,000	Universal Hospital Services, Inc.	7.6250		8/15/2020	419,738
					3,079,694
	HEALTHCARE-SERVICES - 2.7%
685,000	Community Health Systems, Inc.	7.1250		7/15/2020	740,656
360,000	DaVita HealthCare Partners, Inc.	5.7500		8/15/2022	379,800
750,000	HCA, Inc.	5.8750		3/15/2022	817,500
440,000	HealthSouth Corp.	5.7500		11/1/2024	448,800
195,000	ResCare, Inc.	10.7500		1/15/2019	216,450
530,000	Select Medical Holdings Corp.	6.4294		9/15/2015	529,337
750,000	Tenet Healthcare Corp. - 144A	4.5000		4/1/2021	739,688
					3,872,231
	HOME BUILDERS - 0.5%
700,000	Taylor Morrison Communities, Inc. - 144A	7.7500		4/15/2020	755,125

	HOME FURNISHINGS - 0.7%
955,000	Tempur-Pedic International, Inc. - 144A	6.8750		12/15/2020	1,019,463

	HOUSEHOLD PRODUCTS/WARES - 1.7%
285,000	Prestige Brands, Inc.	8.1250		2/1/2020	320,625
225,000	Prestige Brands, Inc.	8.2500		4/1/2018	248,062
340,000	Reynolds Group Issuer, Inc. - 144A	5.7500		10/15/2020	348,075
550,000	Reynolds Group Issuer, Inc.	7.8750		8/15/2019	607,750
680,000	Spectrum Brands Escrow Corp. - 144A	6.3750		11/15/2020	725,050
190,000	Spectrum Brands, Inc. - 144A	6.7500		3/15/2020	206,150
					2,455,712
	HOUSEWARES - 0.5%
260,000	Libbey Glass, Inc. - 144A	6.8750		5/15/2020	281,125
385,000	Libbey Glass, Inc.	6.8750		5/15/2020	416,281
					697,406
	INTERNET - 0.4%
510,000	CyrusOne Finance Corp. - 144A	6.3750		11/15/2022	544,425

	LEISURE TIME - 0.8%
615,000	NCL Corp. Ltd.	11.7500		11/15/2016	698,025
400,000	Royal Caribbean Cruises Ltd.	11.8750		7/15/2015	485,000
					1,183,025
	LODGING - 2.3%
345,000	Ameristar Casinos, Inc.	7.5000		4/15/2021	376,913
245,000	Ameristar Casinos, Inc. - 144A	7.5000		4/15/2021	267,663
795,000	Boyd Gaming Corp.	9.1250		12/1/2018	830,775
390,000	MGM Resorts International - 144A	6.7500		10/1/2020	410,475
355,000	MGM Resorts International	8.6250		2/1/2019	406,031
750,000	Wynn Las Vegas LLC	7.8750		11/1/2017	814,687
250,000	Wynn Las Vegas LLC	7.8750		5/1/2020	283,125
					3,389,669
	MACHINERY-CONSTRUCTION & MINING - 0.4%
560,000	Terex Corp.	6.0000		5/15/2021	589,400

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Principal Amount	Security	Interest Rate		Maturity Date	Value

	MACHINERY-DIVERSIFIED - 0.6%
$ 500,000	Manitowoc Co., Inc.	5.8750%		10/15/2022	$ 506,250
300,000	Manitowoc Co., Inc.	8.5000		11/1/2020	339,000
					845,250
	MEDIA - 8.0%
720,000	CCO Holdings LLC	5.2500		9/30/2022	716,400
1,325,000	Clear Channel Worldwide Holdings, Inc.	7.6250		3/15/2020	1,391,250
375,000	Crown Media Holdings, Inc.	10.5000		7/15/2019	425,625
1,685,000	Cumulus Media Holdings, Inc.	7.7500		5/1/2019	1,689,212
500,000	DISH DBS Corp.	5.8750		7/15/2022	536,875
650,000	DISH DBS Corp.	7.8750		9/1/2019	771,875
362,000	Entravision Communications Corp.	8.7500		8/1/2017	395,485
1,095,000	LIN Television Corp. - 144A	6.3750		1/15/2021	1,163,438
700,000	Nexstar Broadcasting, Inc.	8.8750		4/15/2017	775,250
652,000	Salem Communications Corp.	9.6250		12/15/2016	720,460
545,000	Sirius XM Radio, Inc. - 144A	5.2500		8/15/2022	557,263
1,385,000	Starz LLC - 144A	5.0000		9/15/2019	1,440,400
635,000	Videotron Ltd.	5.0000		7/15/2022	666,750
295,000	XM Satellite Radio, Inc. - 144A	7.6250		11/1/2018	328,925
					11,579,208
	MINING - 1.2%
420,000	FMG Resources August 2006 Pty Ltd. - 144A	6.0000		4/1/2017	433,650
580,000	FMG Resources August 2006 Pty Ltd. - 144A	6.8750		4/1/2022	602,475
240,000	FMG Resources August 2006 Pty Ltd. - 144A	7.0000		11/1/2015	251,400
425,000	Kaiser Aluminum Corp.	8.2500		6/1/2020	477,062
					1,764,587
	MISCELLANEOUS MANUFACTURING - 1.0%
600,000	Bombardier, Inc. - 144A	6.3000		5/1/2014	613,500
815,000	Polypore International, Inc.	7.5000		11/15/2017	890,388
					1,503,888
	OFFICE FURNISHINGS - 0.4%
545,000	Interface, Inc.	7.6250		12/1/2018	594,050

	OFFICE/BUSINESS EQUIPMENT - 0.8%
1,000,000	CDW LLC	8.0000		12/15/2018	1,117,500

	OIL & GAS - 11.2%
945,000	Bill Barrett Corp.	7.0000		10/15/2022	978,075
185,000	Bill Barrett Corp.	7.6250		10/1/2019	195,638
370,000	Chaparral Energy, Inc. - 144A	7.6250		11/15/2022	401,450
475,000	Chaparral Energy, Inc.	7.6250		11/15/2022	515,375
505,000	Chaparral Energy, Inc. - 144A	7.6250		11/15/2022	526,463
250,000	Chaparral Energy, Inc.	8.2500		9/1/2021	278,750
205,000	Chaparral Energy, Inc.	9.8750		10/1/2020	236,263
745,000	Chesapeake Energy Corp.	6.1250		2/15/2021	800,875
1,250,000	Chesapeake Energy Corp.	6.6250		8/15/2020	1,378,125
600,000	Comstock Resources, Inc.	7.7500		4/1/2019	622,500
235,000	Concho Resources, Inc.	5.5000		4/1/2023	249,100
95,000	Concho Resources, Inc.	6.5000		1/15/2022	104,025
135,000	Concho Resources, Inc.	7.0000		1/15/2021	149,850
1,125,000	Drill Rigs Holdings, Inc. - 144A	6.5000		10/1/2017	1,127,812
800,000	EXCO Resources, Inc.	7.5000		9/15/2018	762,000
930,000	Gulfport Energy Corp. - 144A	7.7500		11/1/2020	985,800
930,000	Hercules Offshore, Inc. - 144A	7.1250		4/1/2017	997,425
550,000	Hercules Offshore, Inc. - 144A	10.2500		4/1/2019	611,875
Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Principal Amount	Security	Interest Rate		Maturity Date	Value

	OIL & GAS - 11.2% (Continued)
$ 420,000	Linn Energy LLC - 144A	6.2500%		11/1/2019	$ 421,050
360,000	Linn Energy LLC	7.7500		2/1/2021	387,000
705,000	Linn Energy LLC	8.6250		4/15/2020	780,787
500,000	Oasis Petroleum, Inc.	6.8750		1/15/2023	546,250
555,000	Offshore Group Investment Ltd. - 144A	7.5000		11/1/2019	570,262
525,000	Parker Drilling Co.	9.1250		4/1/2018	569,625
200,000	Plains Exploration & Production Co.	6.8750		2/15/2023	229,250
330,000	Plains Exploration & Production Co.	7.6250		4/1/2020	372,900
350,000	Swift Energy Co.	7.1250		6/1/2017	359,625
250,000	Swift Energy Co.	7.8750		3/1/2022	263,750
505,000	W&T Offshore, Inc.	8.5000		6/15/2019	542,875
320,000	W&T Offshore, Inc. - 144A	8.5000		6/15/2019	344,000
					16,308,775
	OIL & GAS SERVICES - 2.6%
175,000	Basic Energy Services, Inc.	7.7500		2/15/2019	175,219
325,000	Basic Energy Services, Inc.	7.7500		10/15/2022	320,937
845,000	Helix Energy Solutions Group, Inc. - 144A	9.5000		1/15/2016	870,350
710,000	Key Energy Services, Inc.	6.7500		3/1/2021	717,100
570,000	Pioneer Drilling Co.	9.8750		3/15/2018	621,300
612,000	Stallion Oilfield Holdings Ltd.	10.5000		2/15/2015	645,660
425,000	Trinidad Drilling Ltd. - 144A	7.8750		1/15/2019	454,750
					3,805,316
	PACKAGING & CONTAINERS - 0.9%
325,000	Ardagh Packaging Finance PLC - 144A	4.8750		11/15/2022	324,187
600,000	Crown Americas LLC - 144A	4.5000		1/15/2023	594,000
350,000	Packaging Dynamics Corp. - 144A	8.7500		2/1/2016	367,500
					1,285,687
	PHARMACEUTICALS - 2.0%
570,000	BioScrip, Inc.	10.2500		10/1/2015	607,763
1,320,000	Valeant Pharmaceuticals International - 144A	6.7500		8/15/2021	1,389,300
485,000	VPI Escrow Corp. - 144A	6.3750		10/15/2020	505,613
440,000	Warner Chilcott Co. LLC	7.7500		9/15/2018	477,400
					2,980,076
	PIPELINES - 1.6%
575,000	MarkWest Energy Partners LP	4.5000		7/15/2023	572,844
915,000	Rockies Express Pipeline LLC - 144A	5.6250		4/15/2020	864,675
460,000	Rockies Express Pipeline LLC - 144A	6.0000		1/15/2019	451,950
400,000	Sabine Pass Liquefaction LLC - 144A	5.6250		2/1/2021	402,000
					2,291,469
	REAL ESTATE - 0.5%
635,000	Realogy Group LLC - 144A	7.6250		1/15/2020	723,106

	REITS - 1.0%
270,000	Felcor Lodging LP	6.7500		6/1/2019	290,925
281,000	Felcor Lodging LP	10.0000		10/1/2014	320,691
475,000	iStar Financial, Inc.	7.1250		2/15/2018	492,219
270,000	Sabra Health Care LP	8.1250		11/1/2018	292,275
					1,396,110
	RETAIL - 0.2%
260,000	Toys R Us Property Co. II LLC	8.5000		12/1/2017	274,950

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Principal Amount	Security	Interest Rate		Maturity Date	Value

	SEMICONDUCTORS - 0.5%
$ 415,000	Freescale Semiconductor, Inc. - 144A	10.1250%		3/15/2018	$ 460,650
300,000	MagnaChip Semiconductor SA	10.5000		4/15/2018	336,750
					797,400
	SOFTWARE - 0.4%
555,000	MedAssets, Inc.	8.0000		11/15/2018	606,337

	TELECOMMUNICATIONS - 12.9%
620,000	Cincinnati Bell, Inc.	8.2500		10/15/2017	668,825
445,000	Cincinnati Bell, Inc.	8.3750		10/15/2020	486,162
740,000	Cincinnati Bell, Inc.	8.7500		3/15/2018	785,325
650,000	Crown Castle International Corp. - 144A	5.2500		1/15/2023	684,938
350,000	Crown Castle International Corp.	7.1250		11/1/2019	390,687
720,000	EarthLink, Inc.	8.8750		5/15/2019	775,800
85,000	Frontier Communications Corp.	7.1250		1/15/2023	90,631
615,000	Frontier Communications Corp.	8.2500		4/15/2017	714,937
500,000	Frontier Communications Corp.	8.5000		4/15/2020	580,000
855,000	Frontier Communications Corp.	9.2500		7/1/2021	1,013,175
500,000	GCI, Inc.	8.6250		11/15/2019	531,250
640,000	Integra Telecom Holdings, Inc. - 144A	10.7500		4/15/2016	678,400
500,000	Intelsat Jackson Holdings SA	7.2500		10/15/2020	536,875
600,000	Intelsat Jackson Holdings SA - 144A	7.2500		10/15/2020	645,000
863,000	Intelsat Jackson Holdings SA	7.5000		4/1/2021	940,670
977,000	ITC Deltacom, Inc.	10.5000		4/1/2016	1,043,558
1,330,000	Level 3 Financing, Inc.	4.4692	+	2/15/2015	1,333,325
500,000	Level 3 Financing, Inc. - 144A	7.0000		6/1/2020	531,875
850,000	Level 3 Financing, Inc.	10.0000		2/1/2018	949,875
650,000	MetroPCS Wireless, Inc.	6.6250		11/15/2020	691,438
500,000	NeuStar, Inc. - 144A	4.5000		1/15/2023	490,000
355,000	SBA Communications Corp. - 144A	5.6250		10/1/2019	374,081
500,000	SBA Telecommunications, Inc. - 144A	5.7500		7/15/2020	526,875
375,000	Sprint Nextel Corp.	6.0000		11/15/2022	379,688
825,000	Sprint Nextel Corp.	7.0000		8/15/2020	897,188
410,000	Sprint Nextel Corp. - 144A	9.0000		11/15/2018	508,400
645,000	Sprint Nextel Corp.	11.5000		11/15/2021	884,456
345,000	TW Telecom Holdings, Inc.	8.0000		3/1/2018	378,637
330,000	Windstream Corp. - 144A	6.3750		8/1/2023	332,475
					18,844,546
	TRANSPORTATION - 2.0%
1,645,000	Commercial Barge Line Co.	12.5000		7/15/2017	1,813,612
945,000	Florida East Coast Railway Corp.	8.1250		2/1/2017	1,018,238
					2,831,850

	TOTAL BONDS & NOTES ( Cost - $131,195,528)				136,696,593

	PREFERRED STOCK - 3.1%	Dividend
Shares	BANKS - 3.1%	Rate
710	Bank of America Corp.	7.2500%			841,897
835	Wells Fargo & Co.	7.5000			1,077,901
100,275	Zions Bancorporation	9.5000			2,621,189
	TOTAL PREFERRED STOCK ( Cost - $3,856,165)				4,540,987

Dunham High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Principal Amount	Security				Value

	SHORT-TERM INVESTMENT - 4.5%
	MONEY MARKET FUND - 4.5%
6,451,923	First American Government Obligations Fund, 0.02% +				6,451,923
	TOTAL SHORT-TERM INVESTMENT ( Cost - $6,451,923)

	TOTAL INVESTMENTS - 101.5% ( Cost - $141,503,616) (a)				$ 147,689,503
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5) %				(2,120,776)
	NET ASSETS - 100.0%				$ 145,568,727

+ Variable rate security- interest rate is as of January 31, 2013.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $141,540,170 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

	Unrealized Appreciation	$ 6,470,091
	Unrealized Depreciation	(320,758)
	Net Unrealized Appreciation	$ 6,149,333

Dunham Loss Averse Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares		Security		Value
		COMMON STOCK - 54.5%
		AUTO MANUFACTURERS - 1.0%
10,000		Ford Motor Co.		$ 129,500

		BANKS - 3.3%
4,500		JPMorgan Chase & Co.		211,725
6,500		Wells Fargo & Co.		226,395
				438,120
		COSMETICS / PERSONAL CARE - 1.1%
2,000		Procter & Gamble Co.		150,320

		DIVERSIFIED FINANCIAL SERVICES - 1.0%
6,000		Arlington Asset Investment Corp.		140,220

		ENTERTAINMENT - 1.0%
8,700		Regal Entertainment Group - Cl. A		129,891

		ENVIRONMENTAL CONTROL - 1.5%
5,500		Waste Management, Inc.		200,090

		FOOD - 0.9%
4,600		Kroger Co.		127,420

		INVESTMENT COMPANIES - 8.3%
35,000		Apollo Investment Corp.		315,000
19,000		BlackRock Kelso Capital Corp.		202,730
30,000		Prospect Capital Corp.		338,400
25,000		TICC Capital Corp.		267,000
				1,123,130
		MISCELLANEOUS MANUFACTURING - 1.0%
6,000		General Electric Co.		133,680

		OIL & GAS - 1.0%
2,500		Total SA - ADR		135,725

		OIL & GAS SERVICES - 1.1%
3,500		Halliburton Co.		142,380

		PHARMACEUTICALS - 4.8%
4,500		Cardinal Health, Inc.		197,145
3,400		Johnson & Johnson		251,328
4,500		Merck & Co., Inc.		194,625
				643,098
		PRIVATE EQUITY - 1.7%
30,000		Gladstone Investment Corp.		224,100

		REAL ESTATE - 0.4%
4,000		Gladstone Land Corp. *		58,520

		REITS - 11.6%
50,000		Anworth Mortgage Asset Corp.		313,000
40,000		ARMOUR Residential REIT, Inc.		287,200
20,000		CYS Investments, Inc.		260,000
28,000		Dynex Capital Inc.		283,080
10,000		Two Harbors Investment Corp.		124,200
21,000		Whitestone REIT - Cl. B		298,200
				1,565,680
Dunham Loss Averse Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares		Security		Value
		RETAIL - 3.6%
7,300		Kohl's Corp.		$ 337,917
3,500		Walgreen Co.		139,860
				477,777
		SEMICONDUCTORS - 3.8%
7,500		Cypress Semiconductor Corp.		77,025
15,000		Intersil Corp. - Cl. A		129,750
3,000		KLA-Tencor Corp.		164,730
15,000		Marvell Technology Group Ltd.		138,750
				510,255
		SOFTWARE - 1.6%
8,000		Microsoft Corp.		219,760

		TELECOMMUNICATIONS - 5.8%
10,000		CenturyLink, Inc.		404,500
6,000		Cisco Systems, Inc.		123,420
5,000		Telefonica Brasil, SA - ADR		125,900
9,000		Telefonica SA - ADR		129,240
				783,060

		TOTAL COMMON STOCK (Cost - $6,653,959)		7,332,726

		EXCHANGE-TRADED FUNDS - 12.6%
		EQUITY FUND - 12.6%
5,000		ProShares UltraShort Russell2000 *		111,550
29,500		ProShares UltraShort S&P500 *		1,441,370
4,000		Utilities Select Sector SPDR		146,320
		TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,911,376)		1,699,240

			Dividend Rate
		PREFERRED STOCK - 1.2%
		BANKS - 0.6%
3,000		City National Corp.	5.5000%	74,370

		REITS - 0.6%
3,000		Arbor Realty Trust, Inc.	8.2500	74,550

		TOTAL PREFERRED STOCK (Cost - $150,000)		148,920

		TOTAL INVESTMENTS - 68.3% (Cost - $8,715,335) **		$ 9,180,886
		OTHER ASSETS LESS LIABILITIES - 31.7%		4,270,756
		NET ASSETS - 100.0%		$ 13,451,642

		ADR - American Depositary Receipt
		REIT - Real Estate Investment Trust
	*	Non income producing security
	**

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,813,393 and differs from market value by net unrealized appreciation (depriciation) on securities as follows:

			Unrealized Appreciation:	$ 647,143
			Unrealized Depreciation:	(279,650)
			Net Unrealized Appreciation:	$ 367,493

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013

Shares	Security			Value

	COMMON STOCK - 47.8%
	BANKS - 2.0%
7,800	JPMorgan Chase & Co.			$ 366,990
6,700	Wells Fargo & Co.			233,361
				600,351
	BEVERAGES - 3.5%
6,850	Cia de Bebidas das Americas - ADR			322,361
19,500	Coca-Cola Co.			726,180
				1,048,541
	CHEMICALS - 0.7%
3,500	Mosaic Co.			214,375

	COMMERCIAL SERVICES - 1.0%
600	Mastercard, Inc. - Cl. A			311,040

	COMPUTERS - 7.8%
10,250	Accenture PLC - Cl. A			736,872
1,700	Apple, Inc.			774,027
4,800	Cognizant Technology Solutions Corp. - Cl. A *			375,264
6,700	Teradata Corp. *			446,622
				2,332,785
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
3,000	Franklin Resources, Inc.			410,640
9,000	T Rowe Price Group, Inc.			643,050
				1,053,690
	INTERNET - 3.8%
1,900	Amazon.com, Inc. *			504,450
11,000	eBay, Inc. *			615,230
				1,119,680
	MACHINERY-CONSTRUCTION & MINING - 0.9%
2,675	Caterpillar, Inc.			263,193

	MINING - 1.4%
26,000	Yamana Gold, Inc.			425,100

	MISCELLANEOUS MANUFACTURING - 2.8%
6,100	Dover Corp.			421,998
7,000	Eaton Corp.			398,650
				820,648
	OIL & GAS - 2.3%
1,300	EOG Resources, Inc.			162,474
2,600	Helmerich & Payne, Inc.			167,284
3,915	Occidental Petroleum Corp.			345,577
				675,335
	OIL & GAS SERVICES - 3.1%
5,400	National Oilwell Varco, Inc.			400,356
6,650	Schlumberger Ltd.			519,032
				919,388
	PHARMACEUTICALS - 3.6%
8,100	Johnson & Johnson			598,752
2,550	Novo Nordisk A/S - ADR			470,093
				1,068,845
	RETAIL - 0.9%
2,550	Costco Wholesale Corp.			260,967

	SEMICONDUCTORS - 3.1%
13,750	Qualcomm, Inc.			907,913
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

Shares	Security			Value

	SOFTWARE - 6.4%
19,500	Microsoft Corp.			$ 535,665
30,000	Oracle Corp.			1,065,300
3,800	SAP AG - ADR			311,676
				1,912,641
	TELECOMMUNICATIONS - 1.0%
14,000	Cisco Systems, Inc.			287,980

	TOTAL COMMON STOCK ( Cost - $11,321,517)			14,222,472

Principal		Interest	Maturity
Amount		Rate	Date
	BONDS & NOTES - 5.5%
	COMPUTERS - 1.0%
$ 300,000	Brocade Communications Systems, Inc. - 144A	4.6250%	1/15/2023	300,750

	INTERNET - 1.2%
320,000	Expedia, Inc.	5.9500	8/15/2020	353,212

	MEDIA - 1.2%
340,000	DISH DBS Corp. - 144A	5.8750	7/15/2022	365,075

	OIL & GAS SERVICES - 1.0%
275,000	Oil States International, Inc.	6.5000	6/1/2019	292,875

	RETAIL - 1.1%
300,000	Ltd Brands, Inc.	5.6250	2/15/2022	324,375

	TOTAL BONDS & NOTES ( Cost - $1,565,532)			1,636,287

	CONVERTIBLE BONDS - 35.7%
	ADVERTISING - 1.3%
342,000	Omnicom Group, Inc.	0.0000	7/1/2038	372,566

	BIOTECHNOLOGY - 3.1%
200,000	Gilead Sciences, Inc.	1.6250	5/1/2016	359,001
450,000	Medicines Co. - 144A	1.3750	6/1/2017	565,031
				924,032
	COMPUTERS - 4.5%
400,000	EMC Corp.	1.7500	12/1/2013	618,752
570,000	Sandisk Corp.	1.5000	8/15/2017	712,856
				1,331,608
	ENTERTAINMENT - 1.0%
290,000	International Game Technology	3.2500	5/1/12014	306,856

	HEALTHCARE-PRODUCTS - 3.4%
550,000	Hologic, Inc. +	2.0000	12/15/2037	682,688
320,000	Volcano Corp.	1.7500	12/1/2017	335,600
				1,018,288
	HOLDING COMPANIES-DIVERSIFIED - 1.0%
210,000	Leucadia National Corp.	3.7500	4/15/2014	256,725

	HOUSEHOLD PRODUCTS/WARES - 0.6%
157,000	Jarden Corp. - 144A	1.8750	9/15/2018	172,644

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

Principal		Interest	Maturity
Amount	Security	Rate	Date	Value

	INSURANCE - 1.0%
$ 207,000	AmTrust Financial Services	5.5000%	12/15/2021	$ 285,660

	INTERNET - 2.4%
330,000	Priceline.com, Inc. - 144A	1.0000	3/15/2018	364,337
300,000	Symantec Corp.	1.0000	6/15/2013	348,938
				713,275
	INVESTMENT COMPANIES - 1.1%
310,000	Ares Capital Corp.	5.7500	2/1/2016	335,606

	IRON/STEEL - 0.8%
220,000	Steel Dynamicsm, Inc.	5.1250	6/15/2014	247,775

	MACHINERY-DIVERSIFIED - 1.3%
300,000	AGCO Corp.	1.2500	12/15/2036	400,500

	MINING - 3.6%
270,000	Goldcorp, Inc.	2.0000	8/1/2014	291,094
275,000	Newmont Mining Corp.	1.2500	7/15/2014	309,031
300,000	Royal Gold, Inc.	2.8750	6/15/2019	329,625
160,000	Silver Standard Resources, Inc. - 144A	2.8750	2/1/2033	153,506
				1,083,256
	OIL & GAS SERVICES - 2.4%
320,000	Helix Energy Solutions Group, Inc.	3.2500	3/15/2032	402,130
320,000	Hornbeck Offshore Services, Inc. +	1.6250	11/15/2026	322,112
				724,242
	PHARMACEUTICALS - 1.7%
150,000	Pacira Pharmaceuticals, Inc. - 144A	3.2500	2/1/2019	165,326
325,000	Salix Pharmaceuticals Ltd. - 144A	1.5000	3/15/2019	339,219
				504,545
	SEMICONDUCTORS - 3.0%
385,000	Lam Research Corp.	0.5000	5/15/2016	388,128
190,000	Lam Research Corp.	1.2500	5/15/2018	198,431
285,000	Linear Technology Corp.	3.0000	5/1/2027	302,877
				889,436
	SOFTWARE - 2.4%
180,000	Nuance Communications, Inc.	2.7500	8/15/2027	247,500
215,000	Nuance Communications, Inc.	2.7500	11/1/2031	241,532
75,000	Take-Two Interactive Software, Inc.	1.7500	12/1/2016	75,180
120,000	Take-Two Interactive Software, Inc.	4.3750	6/1/2014	156,375
				720,587
	TELECOMMUNICATIONS - 1.1%
275,000	Ixia	3.0000	12/15/2015	338,250

	TOTAL CONVERTIBLE BONDS ( Cost - $10,214,350)			10,625,851
		Dividend
Shares		Rate
	PREFERRED STOCK - 7.7%
	AEROSPACE/DEFENSE - 2.3%
12,000	United Technologies Corp.	7.5000%		683,280

	BANKS - 2.1%
2,325	Fifth Third Bancorp	8.5000		337,567
230	Wells Fargo & Co.	7.5000		296,907
				634,474
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
		Dividend
Shares	Security	Rate		Value

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
5,500	AMG Capital Trust II	5.1500%		$ 279,469

	INSURANCE - 0.6%
3,372	MetLife, Inc.	5.0000		164,520

	OIL & GAS - 1.7%
250	Chesapeake Energy Corp. - 144A	5.7500		255,937
260	Chesapeake Energy Corp. - 144A	5.7500		264,388
				520,325

	TOTAL PREFERRED STOCK ( Cost - $2,032,884)			2,282,068

	TOTAL INVESTMENTS - 96.7% ( Cost - $25,134,283) (a)			$ 28,766,678
	OTHER ASSETS LESS LIABILITIES - 3.3%			983,733
	NET ASSETS - 100.0%			$ 29,750,411

	* Non-Income producing security.
	ADR - American Depositary Reciept
	144A - Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,395,706 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

			Unrealized Appreciation	$ 4,078,439
			Unrealized Depreciation	(707,467)
			Net Unrealized Appreciation	$ 3,370,972

Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013
Shares		Security	Value
		COMMON STOCK - 97.5%
		AEROSPACE/DEFENSE - 4.6%
15,572		Honeywell International, Inc.	$ 1,062,633
12,216		United Technologies Corp.	1,069,755
			2,132,388
		AUTO PARTS & EQUIPMENT - 1.7%
10,700		BorgWarner Inc. *	793,726

		BANKS - 12.5%
31,600		Bank of New York Mellon Corp.	858,256
6,300		Goldman Sachs Group, Inc.	931,518
30,702		JPMorgan Chase & Co.	1,444,529
24,707		US Bancorp	817,802
52,000		Wells Fargo & Co.	1,811,160
			5,863,265
		BEVERAGES - 1.6%
12,267		Beam, Inc.	752,458

		CHEMICALS - 1.6%
12,200		Mosaic Co.	747,250

		COMPUTERS - 3.6%
35,800		EMC Corp. *	881,038
16,500		SanDisk Corp. *	824,835
			1,705,873
		CONGLOMERATES - 7.2%
19,000		Dover Corp.	1,314,420
92,527		General Electric Co.	2,061,501
			3,375,921
		COSMETICS/PERSONAL CARE - 2.0%
12,300		Procter & Gamble Co.	924,468

		DIVERSIFIED FINANCIAL SERVICES - 2.4%
19,200		American Express Co.	1,129,152

		ELECTRIC - 2.3%
15,236		NextEra Energy, Inc.	1,097,754

		ELECTRIC UTILITIES - 1.9%
27,800		Public Service Enterprise Group, Inc.	866,804

		ELECTRONICS - 1.6%
17,100		Agilent Technologies Inc.	765,738

		INSURANCE - 1.8%
18,832		Allstate Corp.	826,725

		INTERNET - 2.5%
21,300		eBay, Inc. *	1,191,309

		MACHINERY-DIVERSIFIED - 2.5%
12,500		Deere & Co.	1,175,750

		MEDIA - 3.7%
20,100		CBS Corp. Cl. B Non Voting	838,572
9,800		Time Warner Cable, Inc. Cl. A	875,532
			1,714,104
Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares		Security	Value
		MEDICAL - 4.3%
20,000		Baxter International, Inc.	$ 1,356,800
7,402		Laboratory Corp. of America Holdings *	662,479
			2,019,279
		MINING - 2.6%
35,000		Freeport-McMoRan Copper & Gold, Inc.	1,233,750

		OIL & GAS - 13.7%
11,732		Apache Corp.	982,672
16,400		Chevron Corp.	1,888,460
15,496		ConocoPhillips	898,768
19,900		Hess Corp.	1,336,484
14,800		Occidental Petroleum Corp.	1,306,396
			6,412,780
		OIL & GAS SERVICES - 2.1%
24,500		Halliburton Co.	996,660

		PHARMACEUTICALS - 6.7%
10,900		Actavis, Inc. *	941,651
29,400		AmerisourceBergen Corp.	1,333,878
16,600		Express Scripts Holding Co. *	886,772
			3,162,301
		RETAIL - 4.4%
12,700		Kohl's Corp.	587,883
20,600		Wal-Mart Stores, Inc.	1,440,970
			2,028,853
		SEMICONDUCTORS - 1.6%
35,028		Intel Corp.	736,989

		SOFTWARE - 3.6%
30,100		Microsoft Corp.	826,847
24,400		Oracle Corp.	866,444
			1,693,291
		TELEPHONE - INTERGRATED - 3.3%
44,745		AT&T, Inc.	1,556,679

		TOBACCO - 1.7%
9,195		Philip Morris International, Inc.	810,631

		TOTAL COMMON STOCK (Cost - $31,631,013)	45,713,898

		TOTAL INVESTMENTS - 97.5% (Cost - $31,631,013) **	$ 45,713,898
		OTHER ASSETS LESS LIABILITIES - 2.5%	1,176,707
		NET ASSETS - 100.0%	$ 46,890,605

	*	Non-income producing security.
	**	Represents cost for financial reporting purposes. Aggregate cost for book purposes is $32,441,531 and differs from
		market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 13,377,611
		Unrealized Depreciation:	(105,244)
		Net Unrealized Appreciation:	$ 13,272,367

Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013
Shares	Security	Value

	COMMON STOCK - 97.8%
	AEROSPACE/DEFENSE - 4.3%
7,228	Boeing Co.	$ 533,932
11,361	United Technologies Corp.	994,883
		1,528,815
	APPAREL - 2.9%
18,872	Nike, Inc.	1,020,031

	BEVERAGES - 8.5%
8,038	Anheuser-Busch InBev NV -ADR	712,167
33,579	Coca-Cola Co.	1,250,482
14,698	PepsiCo, Inc.	1,070,749
		3,033,398
	CHEMICALS - 2.2%
7,049	Praxair, Inc.	777,998

	COMPUTERS - 5.0%
1,842	Apple, Inc.	838,681
36,421	EMC Corp *	896,321
		1,735,002
	COSMETICS/PERSONAL CARE - 6.4%
8,580	Colgate-Palmolive Co.	921,235
17,961	Procter & Gamble Co.	1,349,949
		2,271,184
	DIVERSIFIED FINANCIAL SERVICE - 1.5%
3,491	Visa, Inc. - Cl. A	551,264

	ELECTRONICS - 4.7%
13,631	Honeywell International, Inc.	930,179
10,215	Thermo Fisher Scientific, Inc.	736,910
		1,667,089
	FOOD - 4.1%
8,199	Kraft Foods, Inc. - Cl. A	378,958
38,629	Mondelez International, Inc. - Cl. A	1,073,500
		1,452,458
	HEALTHCARE-PRODUCTS - 5.3%
7,796	Baxter International, Inc.	528,881
12,398	Covidien PLC	772,891
14,613	St Jude Medical, Inc.	594,749
		1,896,521
	INSURANCE - 6.4%
15,979	Berkshire Hathaway, Inc. *	1,548,845
1,566	Markel Corp. *	745,619
		2,294,464
	INTERNET - 2.7%
1,274	Google, Inc. - Cl. A *	962,749

	MEDIA - 2.2%
14,410	Walt Disney Co.	776,411

	OIL & GAS - 5.9%
9,862	Exxon Mobil Corp.	887,284
13,840	Occidental Petroleum Corp.	1,221,657
		2,108,941
Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares	Security	Value

	OIL&GAS SERVICES - 3.9%
17,763	Schlumberger Ltd.	$ 1,386,402

	PHARMACEUTICALS - 1.3%
6,436	Johnson & Johnson	475,749

	REITS - 2.5%
11,828	American Tower Corp.	900,702

	RETAIL - 9.6%
17,696	Home Depot, Inc.	1,184,216
7,833	O'Reilly Automotive, Inc. *	725,727
15,230	Starbucks Corp.	854,708
10,904	Target Corp.	658,711
		3,423,362
	SEMICONDUCTORS - 5.9%
22,084	Analog Devices, Inc.	963,746
16,934	Qualcomm, Inc.	1,118,152
		2,081,898
	SOFTWARE - 6.8%
38,436	Microsoft Corp.	1,055,837
38,549	Oracle Corp.	1,368,875
		2,424,712
	TRANSPORTATION - 5.7%
12,257	Canadian Pacific Railway Ltd.	1,416,051
4,641	Union Pacific Corp.	610,106
		2,026,157

	TOTAL COMMON STOCK ( Cost - $27,160,406)	34,795,307

	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
989,511	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.12% +	989,511
	TOTAL SHORT-TERM INVESTMENT ( Cost - $989,511)

	TOTAL INVESTMENTS - 100.6% ( Cost - $28,149,917) (a)	$ 35,784,818
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %	(206,841)
	NET ASSETS - 100.0%	$ 35,577,977

	+ Variable rate security- interest rate is as of January 31, 2013.
	* Non-Income producing security.
	ADR - American Depositary Reciept.
	REIT - Real Estate Investment Trust.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,266,902 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

	Unrealized Appreciation	$ 7,650,791
	Unrealized Depreciation	(132,875)
	Net Unrealized Appreciation	$ 7,517,916

Dunham Focused Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013
Shares	Security	Value

	COMMON STOCK - 99.6%
	AEROSPACE/DEFENSE - 5.7%
11,344	BE Aerospace, Inc. *	$ 584,102
2,248	TransDigm Group, Inc.	304,469
		888,571
	APPAREL - 6.9%
8,952	Coach, Inc.	456,552
5,298	Michael Kors Holdings Ltd. *	297,377
6,101	Under Armour, Inc. - Cl. A *	310,358
		1,064,287
	BIOTECHNOLOGY - 2.9%
2,248	Alexion Pharmaceuticals, Inc. *	211,289
1,324	Regeneron Pharmaceuticals, Inc. *	230,297
		441,586
	COMMERCIAL SERVICES - 6.8%
2,037	Mastercard, Inc. - Cl. A	1,055,981

	COMPUTERS - 5.3%
1,806	Apple, Inc. *	822,290

	DIVERSIFIED FINANCIAL SERVICES - 3.8%
3,683	Visa, Inc. - Cl. A	581,582

	FOOD - 2.7%
4,416	Whole Foods Market, Inc.	425,040

	HEALTHCARE-PRODUCTS - 4.3%
1,157	Intuitive Surgical, Inc. *	664,558

	INTERNET - 20.2%
2,876	Amazon.com, Inc. *	763,578
2,328	Baidu, Inc. - ADR *	252,122
3,050	F5 Networks, Inc. *	319,884
7,465	Facebook, Inc. - Cl. A *	231,191
5,283	LinkedIn Corp. - Cl. A *	653,983
3,050	MercadoLibre, Inc.	269,620
919	Priceline.com, Inc. *	629,947
		3,120,325
	LODGING - 2.1%
5,822	Las Vegas Sands Corp.	321,666

	MACHINERY-CONSTRUCTION & MINING - 2.3%
3,614	Caterpillar, Inc.	355,581

	MACHINERY-DIVERSIFIED - 2.7%
3,693	Cummins, Inc.	424,067

	METAL FABRICATE/HARDWARE - 3.1%
2,637	Precision Castparts Corp.	483,626

	OIL & GAS SERVICES - 5.5%
7,227	National Oilwell Varco, Inc.	535,810
4,007	Schlumberger Ltd.	312,746
		848,556
Dunham Focused Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares	Security	Value

	PHARMACEUTICALS - 2.2%
3,205	Allergan, Inc.	$ 336,557

	REITS - 2.2%
4,396	American Tower Corp.	334,755

	RETAIL - 7.2%
666	Chipotle Mexican Grill, Inc. - Cl. A *	204,469
10,018	Starbucks Corp.	562,210
3,611	Ulta Salon Cosmetics & Fragrance, Inc.	353,228
		1,119,907
	SEMICONDUCTORS - 7.0%
11,209	ARM Holdings PLC - ADR	460,242
9,311	Qualcomm, Inc.	614,805
		1,075,047
	SOFTWARE - 6.7%
5,219	Red Hat, Inc. *	289,968
3,285	Salesforce.com, Inc. *	565,447
2,412	Vmware, Inc. - Cl. A *	184,470
		1,039,885

	TOTAL COMMON STOCK ( Cost - $14,113,982)	15,403,867

	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
66,186	First American Prime Obligations Fund, 0.00% +	66,186
	TOTAL SHORT-TERM INVESTMENT ( Cost - $66,186)

	TOTAL INVESTMENTS - 100.1% ( Cost - $14,180,168) (a)	$ 15,470,053
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(9,479)
	NET ASSETS - 100.0%	$ 15,460,574

	+ Variable rate security- interest rate is as of January 31, 2013.
	* Non-Income producing security.
	ADR - American Depositary Reciept.
	REIT - Real Estate Investment Trust.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,184,000 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

	Unrealized Appreciation	$ 1,609,232
	Unrealized Depreciation	(323,179)
	Net Unrealized Appreciation	$ 1,286,053

Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013
Shares	Security	Value

	COMMON STOCK - 0.4%
	COMMERCIAL SERVICES - 0.4%
5,040	Capital Senior Living Corp. *	$ 106,999
	TOTAL COMMON STOCK ( Cost - $106,042)

	REITS - 99.0%
	APARTMENTS - 10.6%
20,320	Apartment Investment & Management Co.	554,330
3,710	AvalonBay Communities, Inc.	481,521
13,380	Camden Property Trust	928,438
5,930	Home Properties, Inc.	364,517
8,740	Post Properties, Inc.	423,977
		2,752,783
	DIVERSIFIED - 18.7%
16,500	American Tower REIT, Inc.	1,256,475
12,270	Coresite Realty Corp	361,965
12,440	Digital Realty Trust, Inc.	844,800
26,940	Duke Realty Corp.	415,145
21,900	STAG Industrial, Inc	431,868
51,390	Weyerhaeuser Company	1,547,867
		4,858,121
	HEALTH CARE - 9.8%
18,600	HCP, Inc.	862,854
10,370	Health Care REIT, Inc.	651,651
15,683	Ventas, Inc.	1,039,626
		2,554,131
	HOTELS - 7.4%
21,280	Chesapeake Lodging Trust	454,328
37,856	Host Hotels & Resorts, Inc.	635,602
36,630	Strategic Hotels & Resorts, Inc. *	267,765
49,210	Sunstone Hotel Investors, Inc. *	569,360
		1,927,055
	INDUSTRIAL - 2.2%
14,264	Prologis, Inc.	569,134

	MORTGAGE - 8.7%
4,830	AG Mortgage Investment Trust	122,682
17,670	CYS Investments, Inc.	229,710
15,640	Colony Financial, Inc.	336,573
57,720	MFA Mortgage Investments, Inc.	518,903
13,490	Starwood Property Trust, Inc.	345,884
57,260	Two Harbors Investment Corp.	711,169
		2,264,920
	OFFICE PROPERTY - 11.1%
8,730	Boston Properties, Inc.	919,094
10,390	Brandywine Realty Trust	132,265
15,280	Douglas Emmett, Inc.	356,330
4,610	Highwoods Properties, Inc.	165,960
10,370	Hudson Pacific Properties, Inc.	222,229
13,500	SL Green Realty Corp.	1,085,130
		2,881,008
	REGIONAL MALLS - 17.4%
90,740	General Growth Properties, Inc.	1,771,245
13,661	Simon Property Group	2,188,219
6,830	Taubman Centers, Inc.	556,645
		4,516,109

Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares	Security	Value

	SHOPPING CENTERS - 5.2%
18,000	Acadia Reality Trust	$ 470,520
34,870	Developers Diversified Realty	578,493
20,570	Ramco-Gershenson	311,018
		1,360,032

	STORAGE - 7.9%
50,280	CubeSmart	766,770
32,650	Extra Space Storage, Inc	1,300,776
		2,067,546

	TOTAL REITS ( Cost - $21,484,690)	25,750,838

	TOTAL INVESTMENTS - 99.4% ( Cost - $21,590,732) (a)	$ 25,857,837
	OTHER ASSETS LESS LIABILITIES - 0.6%	173,334
	NET ASSETS - 100.0%	$ 26,031,171

	* Non-Income producing security.
	REIT - Real Estate Investment Trust.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,766,149 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

	Unrealized Appreciation	$ 4,302,492
	Unrealized Depreciation	(210,804)
	Net Unrealized Appreciation	$ 4,091,688

Dunham Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013
Shares		Security	Value
		COMMON STOCK - 87.2%
		AGRICULTURE - 8.6%
1,900		Altria Group, Inc.	$ 63,992
1,200		Lorillard, Inc.	46,884
600		Philip Morris International, Inc.	52,896
1,700		Reynolds American, Inc.	74,766
			238,538
		COMMERCIAL SERVICES - 1.8%
1,100		Macquarie Infrastructure Co. LLC	50,996

		ELECTRIC - 6.0%
700		Dominion Resources, Inc.	37,877
1,000		Exelon Corp.	31,440
2,000		MDU Resources Group, Inc.	46,640
700		NextEra Energy, Inc.	50,435
			166,392
		GAS - 4.8%
1,000		Atmos Energy Corp.	37,360
800		National Grid PLC - ADR	43,936
1,900		NiSource, Inc.	51,357
			132,653
		IRON / STEEL - 5.8%
3,000		Cliffs Natural Resources, Inc.	111,930
2,000		Mesabi Trust	49,340
			161,270
		MEDIA - 1.3%
1,000		Fisher Communications, Inc.	35,480

		OIL & GAS - 8.6%
1,500		Cheniere Energy, Inc. *	31,845
500		ConocoPhillips	29,000
800		Linn Energy LLC	31,112
800		Marathon Petroleum Corp.	59,368
1,000		Phillips 66	60,570
700		Seadrill Ltd.	27,776
			239,671
		PIPELINES - 21.3%
900		Atlas Pipeline Partners L.P.	31,086
900		Boardwalk Pipeline Partners LP	24,777
500		DCP Midstream Partners LP	22,555
1,100		El Paso Pipeline Partners L.P.	45,826
1,000		Enbridge Energy Partners LP	29,980
700		Energy Transfer Partners LP	32,893
800		Enterprise Products Partners L.P.	45,336
1,000		Inergy Midstream L.P.	23,710
500		Kinder Morgan Energy Partners L.P.	44,450
1,000		Kinder Morgan, Inc.	37,460
500		Magellan Midstream Partners LP	25,305
1,000		ONEOK, Inc.	47,010
2,000		Pembina Pipeline Corp.	58,160
1,200		Plains All American Pipeline L.P.	63,240
1,000		Sunoco Logistics Partners L.P.	60,660
			592,448
Dunham Alternative Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares		Security	Value
		REITS - 4.2%
1,000		Highwoods Properties, Inc.	$ 36,000
2,000		Lexington Realty Trust	22,000
1,000		Mack-Cali Realty Corp.	27,170
600		Universal Health Realty Income Trust	33,078
			118,248
		SEMICONDUCTORS - 4.6%
4,500		Intel Corp.	94,680
1,000		Microchip Technology Inc.	33,450
			128,130
		TELECOMMUNICATIONS - 11.9%
1,900		AT&T, Inc.	66,101
1,700		CenturyLink, Inc.	68,765
15,000		Frontier Communications Corp.	68,550
1,600		Verizon Communications, Inc.	69,776
6,000		Windstream Corp.	58,440
			331,632
		TRANSPORTATION - 1.5%
1,000		Golar LNG Ltd.	41,050

		UTILITY COMPANY - 6.8%
4,000		Crosstex Energy, Inc.	67,600
800		ONEOK Partners L.P.	47,680
1,000		TransCanada Corp.	47,370
500		Williams Partners L.P.	25,370
			188,020

		TOTAL COMMON STOCK (Cost - $2,316,807)	2,424,528

		EXCHANGE-TRADED FUNDS - 10.8%
		CLOSED-END FUNDS - 1.7%
5,000		Templeton Global Income Fund, Inc.	48,650

		DEBT FUNDS - 9.1%
700		iShares S&P National AMT-Free Municipal Bond Fund	78,078
2,200		PIMCO Intermediate Municipal Bond ETF	119,570
500		Pimco Total Return ETF	54,520
			252,168

		TOTAL EXCHANGE-TRADED FUNDS (Cost - $302,616)	300,818

		SHORT-TERM INVESTMENTS - 0.7%
		MONEY MARKET FUND - 0.7%
19,489		Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.01% +	19,489
		TOTAL SHORT-TERM INVESTMENTS (Cost - $19,489)

		TOTAL INVESTMENTS - 98.7% (Cost - $2,638,912) **	$ 2,744,835
		OTHER ASSETS LESS LIABILITIES - 1.3%	35,685
		NET ASSETS - 100.0%	$ 2,780,520

		ADR - American Depositary Receipt
		ETF - Exchange-Traded Fund
		REIT - Real Estate Investment Trust
	*	Non income producing security
	+	Variable rate security. Interest rate is as of January 31, 2013.
	**

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,638,912 and differs from market by net unrealized appreciation (depriciation) on securities as follows:value

		Unrealized Appreciation:	$ 127,972
		Unrealized Depreciation:	(22,049)
		Net Unrealized Appreciation:	$ 105,923

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudtied)
January 31, 2013
Shares	Security		Value
	COMMON STOCK - 96.0%
	ADVERTISING - 0.3%
2,572	Publicis Groupe SA		$ 168,232

	AEROSPACE/DEFENSE - 0.7%
38,769	BAE Systems PLC		208,476
13,005	Rolls-Royce Holdings PLC		195,029
			403,505
	AGRICULTURE - 0.6%
1,100	British American Tobacco Malaysia Bhd		20,316
6,000	Japan Tobacco Inc.		187,586
2,183	KT&G Corp.		152,272
			360,174
	AIRLINES - 1.5%
19,077	Deutsche Lufthansa AG		378,770
20,025	International Consolidated Airlines Group SA *		67,732
9,900	Japan Airlines Co. Ltd. *		409,219
1	Turk Hava Yollari *		5
			855,726
	APPAREL - 0.8%
1,061	Adidas AG		98,489
5,499	Burberry Group PLC		117,981
1,377	Christian Dior SA		240,354
			456,824
	AUTO MANUFACTURERS - 6.0%
6,973	Bayerische Motoren Werke AG		701,999
3,000	Daihatsu Motor Co. Ltd.		62,534
6,250	Daimler AG		363,603
44,366	Fiat SpA *		271,440
13,000	Fuji Heavy Industries Ltd.		176,178
17,000	Hino Motors Ltd.		179,002
34,000	Isuzu Motors Ltd.		213,664
3,018	Kia Motors Corp.		143,397
2,928	Renault SA		176,405
6,517	Scania AB		133,614
4,500	Suzuki Motor Corp.		118,318
14,800	Toyota Motor Corp.		708,347
949	Volkswagen AG		219,128
			3,467,629
	AUTO PARTS & EQUIPMENT - 2.9%
3,400	Aisin Seiki Co., Ltd.		111,598
4,400	Bridgestone Corp.		115,632
823	Cie Generale des Etablissements Michelin		76,508
3,466	Continental AG		406,592
2,000	Denso Corp.		75,083
9,300	JTEKT Corp.		99,541
2,000	Koito Manufacturing Co., Ltd.		33,408
12,079	Pirelli & C. SpA		148,089
15,100	Sumitomo Electric Industries Ltd.		170,335
3,800	Toyoda Gosei Co., Ltd.		84,368
6,300	Toyota Industries Corp.		209,629
2,956	Valeo SA		159,218
			1,690,001
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudtied) (Continued)
January 31, 2013
Shares	Security		Value
	BANKS - 18.9%
48,505	Akbank TAS		$ 245,276
30,249	Banco Bilbao Vizcaya Argentaria SA		300,596
567	Banco Bradesco SA - ADR		10,421
17,713	Banco Espirito Santo SA *		25,110
26,200	Banco Santander Brasil SA - Brazil		192,957
23,810	Bank Leumi Le-Israel BM *		79,389
4,860	Bank of Montreal		306,845
16,331	BNP Paribas SA		1,024,225
40,529	Credit Agricole SA *		400,445
3,540	Credit Suisse Group AG - ADR		104,572
8,183	Credit Suisse Group AG		241,548
13,273	DNB ASA		185,455
7,540	Erste Group Bank AG *		253,601
5,049	HDFC Bank Ltd. - ADR		203,071
8,118	HSBC Holdings PLC - ADR		461,589
346,952	Intesa Sanpaolo SpA		706,897
56,321	Intesa Sanpaolo SpA		95,545
25,700	Kasikornbank PCL		170,957
20,900	Kasikornbank PCL		140,062
5,537	KBC Groep NV		217,876
184,004	Lloyds Banking Group PLC *		150,495
55,361	Lloyds Banking Group PLC - ADR *		182,138
19,748	Mediobanca SpA		145,289
13,872	Mizrahi Tefahot Bank Ltd. *		146,574
41,107	Natixis		162,811
32,000	Nishi-Nippon City Bank Ltd.		83,105
40,838	Nordea Bank AB		450,044
3,607	Raiffeisen Bank International AG		161,925
36,300	Resona Holdings, Inc.		161,984
16,210	Royal Bank of Scotland Group PLC *		88,065
12,698	Sberbank of Russia - ADR		187,296
24,801	Skandinaviska Enskilda Banken AB		248,227
12,823	Societe Generale SA *		578,778
23,300	Sumitomo Mitsui Financial Group Inc.		937,716
6,000	Sumitomo Mitsui Trust Holdings, Inc.		22,206
8,696	Svenska Handelsbanken AB		355,026
13,251	Swedbank AB		312,633
22,513	Turkiye Is Bankasi		83,188
162,170	UniCredit SpA *		1,046,371
			10,870,308
	BEVERAGES - 1.4%
1,219	Anheuser-Busch InBev NV		107,211
981	Carlsberg A/S		104,883
467	Cia de Bebidas das Americas - ADR		21,977
2,607	Fomento Economico Mexicano SAB de CV - ADR		281,269
3,469	Heineken Holding NV		204,876
5,000	Kirin Holdings Co., Ltd.		62,605
			782,821
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudtied) (Continued)
January 31, 2013
Shares	Security		Value
	BIOTECHNOLOGY - 0.1%
1,490	CSL Ltd.		$ 85,301

	BUILDING MATERIALS - 0.8%
27,000	Asahi Glass Co., Ltd.		179,494
3,117	HeidelbergCement AG		196,403
1,623	Lafarge SA		99,075
			474,972
	CHEMICALS - 1.0%
1,307	Akzo Nobel NV		89,415
15,000	Daicel Corp.		104,957
22,500	Mitsubishi Chemical Holdings Corp.		104,396
17,000	Mitsubishi Gas Chemical Co., Inc.		114,018
52,000	Sumitomo Chemical Co., Ltd.		152,436
			565,222
	COMMERCIAL SERVICES - 1.6
5,570	Adecco SA		319,244
3,600	Arteris SA		37,480
11,500	CCR SA		118,804
5,880	Cielo SA		166,480
1,853	Edenred		59,353
10,693	Securitas AB		99,840
1,268	Sodexo		112,981
			914,182
	COMPUTERS - 1.1%
2,299	AtoS		167,967
1,959	Cap Gemini SA		94,364
34,000	Fujitsu Ltd.		137,954
17,711	Research In Motion Ltd. *		230,628
			630,913
	COSMETICS / PERSONAL CARE - 0.5%
117	LG Household & Health Care Ltd.		65,208
7,400	Natura Cosmeticos SA		199,769
			264,977
	DISTRIBUTION / WHOLESALE - 2.5%
37,000	Marubeni Corp.		272,328
9,100	Mitsubishi Corp.		192,374
36,200	Mitsui & Co., Ltd.		548,226
17,400	Toyota Tsusho Corp.		414,703
			1,427,631
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
27,000	BM & FBovespa SA		189,212
16,000	Daiwa Securities Group, Inc.		93,251
6,211	GAM Holding AG		102,317
1,966	Julius Baer Group Ltd.		80,292
64,500	Nomura Holdings, Inc.		369,965
25,243	Old Mutual PLC		74,857
2,540	ORIX Corp.		272,282
			1,182,176
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudtied) (Continued)
January 31, 2013
Shares	Security		Value
	ELECTRIC - 0.4%
163,800	Aboitiz Power Corp.		$ 153,546
5,884	Cia Energetica de Minas Gerais - ADR		64,606
			218,152
	ELECTRICAL COMPONETS & EQUIPMENT - 0.3%
1,000	Brother Industries Ltd.		10,654
35,000	Furukawa Electric Co., Ltd. *		71,071
9,900	Ushio, Inc.		107,246
			188,971
	ELECTRONICS - 1.1%
9,400	Advantest Corp.		128,260
7,264	Koninklijke Philips Electronics NV		225,838
6,010	LG Display Co., Ltd. *		161,439
1,717	Samsung Electro-Mechanics Co., Ltd.		144,701
			660,238
	ENGINEERING & CONSTRUCTION - 1.7%
58,200	Airports of Thailand PCL		205,633
7,000	Chiyoda Corp.		87,927
58,884	Enka Insaat ve Sanayi AS		176,812
3,420	Fraport AG Frankfurt Airport Services Worldwide		207,199
3,000	JGC Corp.		85,219
39,944	TAV Havalimanlari Holding AS *		248,623
			1,011,413
	ENTERTAINMENT - 0.4%
24,283	OPAP SA		210,141

	FOOD - 1.0%
6,000	Ajinomoto Co., Inc.		81,548
2,684	BIM Birlesik Magazalar AS		130,134
1,389	Kerry Group PLC		72,831
83	Orion Corp / Republic of South Korea *		77,604
5,790	Shoprite Holdings Ltd.		109,014
2,859	Tiger Brands Ltd.		94,093
			565,224
	FOOD SERVICE - 0.3%
15,034	Compass Group PLC		181,772

	GAS - 0.1%
1,126	Korea Gas Corp. *		68,989

	HEALTHCARE-PRODUCTS - 0.4%
4,618	Luxottica Group SpA		213,034

	HOLDING COMPANIES-DIVERSIFIED - 2.1%
12,361	Bidvest Group Ltd.		295,246
3,756	Exor SpA		110,966
1,545	Groupe Bruxelles Lambert SA		128,890
4,987	Imperial Holdings Ltd.		108,638
4,940	Industrivarden AB		86,628
17,622	KOC Holding AS		91,950
47,000	Wharf Holdings Ltd.		415,158
			1,237,476
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudtied) (Continued)
January 31, 2013
Shares	Security		Value
	HOME BUILDERS - 0.1%
2,000	Sekisui Chemical Co., Ltd.		$ 19,308
6,000	Sekisui House Ltd.		66,169
			85,477
	HOME FURNISHINGS - 1.0%
11,809	Electrolux AB		311,634
18,100	Sony Corp.		271,285
			582,919
	HOUSEHOLD PRODUCTS/WARES - 0.8%
13,889	Husqvarna AB		89,722
1,044	Societe BIC SA		140,415
97,500	Unilever Indonesia Tbk PT		220,719
			450,856
	HOUSEWARES - 0.0%
3	Turkiye Sise ve Cam Fabrikalari AS		4

	INSURANCE - 10.6%
48,222	Aegon NV		321,803
7,105	Ageas		234,586
2,400	AIA Group Ltd.		9,547
17,177	Assicurazioni Generali SpA		328,684
34,622	AXA SA		640,741
1,207	Baloise Holding AG		109,173
22,000	China Life Insurance Co., Ltd.		73,422
24,800	China Pacific Insurance Group Co. Ltd.		96,914
6,382	CNP Assurances		105,462
294	Dai-ichi Life Insurance Co., Ltd.		422,172
6,360	Delta Lloyd NV		125,218
14,303	Gjensidige Forsikring ASA		224,240
234	Hannover Rueckversicherung AG		18,883
17,926	ING Groep NV *		181,229
18,258	Insurance Australia Group Ltd.		95,539
11,414	Manulife Financial Corp.		164,567
6,600	MS & AD Insurance Group Holdings		138,521
1,142	Muenchener Rueckversicherungs AG		209,642
4,500	NKSJ Holdings, Inc.		94,803
3,582	Power Corp. of Canada		94,184
9,035	Power Financial Corp.		258,543
4,577	Prudential PLC - ADR		139,461
34,544	Sanlam Ltd.		175,385
3,700	SCOR SE		106,479
36,400	Standard Life PLC		199,446
6,157	Sun Life Financial, Inc.		179,669
1,417	Swiss Life Holding AG		213,100
5,396	Swiss Re AG		400,983
18,000	T&D Holdings, Inc.		222,544
1,798	Zurich Insurance Group AG		516,790
			6,101,730
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudtied) (Continued)
January 31, 2013
Shares	Security		Value
	INTERNET - 0.3%
3,100	Dena Co. Ltd.		$ 98,454
10,000	SBI Holdings, Inc. Japan		83,203
			181,657
	INVESTMENT COMPANIES - 1.2%
5,230	Investment AB Kinnevik		120,695
8,288	Investor AB		235,218
4,241	Pargesa Holding SA		314,150
			670,063
	IRON / STEEL - 0.6%
4,610	Salzgitter AG		214,802
800	Valeo SA		16,191
2,853	Voestalpine AG		104,559
			335,552
	LEISURE TIME - 0.2%
17,293	TUI Travel PLC		79,587
3,800	Yamaha Motor Co. Ltd.		48,462
			128,049
	LODGING - 0.3%
9,666	Crown Ltd.		116,803

	MACHINERY-CONSTRUCTION & MINING - 0.3%
5,798	Atlas Copco AB		147,740

	MACHINERY-DIVERSIFIED - 0.3%
34,000	Mitsubishi Heavy Industries Ltd.		182,177

	MEDIA - 2.3%
153,500	BEC World PCL		371,923
12,310	British Sky Broadcasting Group PLC		159,051
70,842	Fairfax Media Ltd.		39,984
55,903	ITV PLC		101,462
1,003	Kabel Deutschland Holding AG		81,236
8,284	Lagardere SCA		299,302
53,228	Mediaset SpA		139,777
3,242	Reed Elsevier NV		50,332
4,730	Wolters Kluwer NV		95,776
			1,338,843
	MINING - 1.3%
1	Impala Platinum Holdings Ltd.		18
5,060	KGHM Polska Miedz SA		309,108
119,000	Mitsubishi Materials Corp.		381,801
597	Umicore SA		31,048
			721,975
	MISCELLANEOUS MANUFACTURING - 0.8%
8,700	FUJIFILM Holdings Corp.		173,826
4,085	FUJIFILM Holdings Corp. - ADR		80,842
24,000	Konica Minolta Holdings, Inc.		192,076
			446,744
	OFFICE/BUSINESS EQUIPMENT - 0.2%
11,000	Ricoh Co. Ltd.		122,707
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudtied) (Continued)
January 31, 2013
Shares	Security		Value
	OIL & GAS - 3.6%
101,857	Gazprom OAO - ADR		$ 959,493
2,846	Lukoil OAO - ADR		192,105
8,800	Lukoil OAO - ADR		594,880
2,698	OMV AG		111,097
23,100	Showa Shell Sekiyu KK		134,327
7,842	Surgutneftegas OAO - ADR		81,400
			2,073,302
	OIL & GAS SERVICES - 0.2%
8,021	AMEC PLC		137,234

	PHARMACEUTICALS - 6.6%
1,700	Alfresa Holdings Corp.		74,634
7,200	Astellas Pharma, Inc.		367,262
9,292	AstraZeneca PLC		448,659
27,200	Daiichi Sankyo Co., Ltd.		461,443
2,900	Eisai Co., Ltd.		127,049
16,465	GlaxoSmithKline PLC - ADR		750,969
4,531	GlaxoSmithKline PLC		103,547
3,311	Grifols SA *		112,651
1,000	Kyowa Hakko Kirin Co., Ltd.		9,474
21,500	Medipal Holdings Corp.		272,964
752	Merck KGaA		104,506
1,174	Novo Nordisk A/S		216,014
1,800	Ono Pharmaceutical Co., Ltd.		95,025
3,779	Orion OYJ		105,421
6,200	Otsuka Holdings Co., Ltd.		200,404
5,700	Shionogi & Co., Ltd.		102,079
357	Shire PLC - ADR		35,750
2,500	Suzuken Co. Ltd. - Aichi Japan		76,674
2,400	Takeda Pharmaceutical Co., Ltd.		123,578
			3,788,103
	PRIVATE EQUITY - 0.1%
1,527	Eurazeo		80,577

	REAL ESTATE - 2.4%
6,600	BR Malls Participacoes SA		85,536
2,864	Brookfield Asset Management, Inc.		105,648
28,000	Henderson Land Development Co., Ltd.		201,587
52,500	Hopewell Holdings Ltd.		216,572
27,000	Hysan Development Co., Ltd.		135,950
26,730	IMMOFINANZ AG		117,049
103,000	New World Development Co., Ltd.		189,436
3,000	Sun Hung Kai Properties Ltd.		49,285
50,000	Wheelock & Co., Ltd.		281,744
			1,382,807
	REITS - 1.1%
677	Corio		32,842
1,162	Gecina SA		131,558
11,500	Link REIT		59,786
956	Unibail-Rodamco SE		225,680
13,590	Westfield Group		158,610
			608,476
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudtied) (Continued)
January 31, 2013
Shares	Security		Value
	RETAIL - 1.5%
4,818	Autogrill SpA		$ 59,057
9,349	Foschini Group Ltd.		122,466
1,733	Inditex SA		242,111
32,600	Jollibee Foods Corp.		87,985
45,271	Spirit Pub Co., PLC		48,422
308	Swatch Group AG		168,626
1,687	Swatch Group AG		158,532
			887,199
	RETAIL - APPAREL/SHOES - 0.4%
3,281	Next PLC		210,892

	RETAIL - BUILDING PRODUCTS - 0.2%
24,092	Kingfisher PLC		102,857

	RETAIL - CONVENIENCE STORE - 0.7%
151,800	CP ALL PCL		237,760
4,000	FamilyMart Co., Ltd.		161,010
			398,770
	RETAIL - MAJOR DEPARTMENT STORE - 0.1%
18,284	Home Retail Group PLC		34,734

	RETAIL - MISCELLANEOUS/DIVERSIFIED - 0.2%
15,935	Woolworths Holdings Ltd. - South Africa		113,290

	RETAIL - RESTAURANTS - 0.2%
2,360	Whitbread PLC		96,093

	SEMICONDUCTORS - 1.6%
0	ASML Holding NV		23
425,288	Macronix International		122,230
2,500	Rohm Co., Ltd.		83,283
182	Samsung Electronics Co., Ltd.		242,214
27,899	STMicroelectronics NV		241,076
5,700	Tokyo Electron Ltd.		245,606
			934,432
	SOFTWARE - 1.1%
10,953	Amadeus IT Holding SA		274,349
1,218	SAP AG - ADR		99,900
1,877	SAP AG		153,860
4,500	Totvs SA		98,112
			626,221
	TELECOMMUNICATIONS - 3.6%
64,000	China Mobile Ltd.		699,771
25,391	HKT Trust / HKT Ltd.		23,668
2,500	KDDI Corp.		186,393
1,430	NICE Systems Ltd. *		52,439
1,400	Nippon Telegraph & Telephone Corp.		58,753
48,637	Nokia OYJ - ADR		190,657
79,517	Nokia OYJ		311,966
76,000	PCCW Ltd.		33,602
222,702	Telecom Italia SpA		220,888
112,715	Telecom Italia SpA		96,252
5,792	Telekomunikasi Indonesia Persero Tbk PT - ADR		229,653
			2,104,042
	TOYS / GAMES / HOBBIES - 0.5%
19,900	Namco Bandai Holdings Inc.		284,431
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudtied) (Continued)
January 31, 2013
Shares	Security		Value
	TRANSPORTATION - 0.8%
14,320	Deutsche Post AG		$ 336,112
1,900	East Japan Railway Co.		128,524
			464,636
	WATER - 0.4%
3,154	Cia de Saneamento Basico do Estado de Sao Paulo - ADR		140,385
2,000	Cia de Saneamento Basico do Estado de Sao Paulo		90,187
			230,572

	TOTAL COMMON STOCK (Cost - $47,499,941)		55,327,968

	PREFERRED STOCK - 3.5%	Dividend Rate
	AUTO MANUFACTURERS - 2.0%
2,714	Bayerische Motoren Werke AG	2.3200%	185,492
1,572	Porsche Automobil Holding SE	0.7600	136,810
3,299	Volkswagen AG	3.0600	816,391
			1,138,693
	BEVERAGES - 0.9%
10,700	Cia de Bebidas das Americas	2.5850	504,554

	ELECTRIC - 0.1%
3,000	Cia Energetica de Minas Gerais	5.3880	32,576

	FOOD - 0.1%
1,600	Cia Brasileira de Distribuicao Grupo Pao de Acucar	0.7400	75,528

	HOLDING COMPANIES-DIVERSIFIED - 0.3%
31,200	Itausa - Investimentos Itau SA	0.3990	158,102

	MEDIA - 0.1%
2,266	ProSiebenSat.1 Media AG	1.1700	77,243

	TOTAL PREFERRED STOCK (Cost - $1,359,300)		1,986,696

	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUND - 0.3%
185,681	Fidelity Institutional Money Market Funds - Government Portfolio, 0.1% +		185,681
	TOTAL SHORT-TERM INVESTMENTS (Cost - $185,681)

	TOTAL INVESTMENTS - 99.8% (Cost - $49,044,922) (a)		$ 57,500,345
	OTHER ASSETS LESS LIABILITIES - 0.2%		145,586
	NET ASSETS - 100.0%		$ 57,645,931

	* Non-Income producing security.
	ADR - American Depositary Receipt
	REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $49,218,113 and differs from market value by net unrealized appreciation (depriciation) on securities as follows:

		Unrealized Appreciation:	$ 9,514,612
		Unrealized Depreciation:	(1,232,380)
		Net Unrealized Appreciation:	$ 8,282,232

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013
Shares		Security	Value
		COMMON STOCK - 96.2%
		AEROSPACE/DEFENSE - 2.2%
5,218		Cubic Corp.	$ 245,246
4,310		Curtiss-Wright Corp.	153,652
			398,898
		APPAREL - 1.6%
24,330		Jones Group, Inc.	291,960

		BANKS - 11.0%
6,620		Bank of the Ozarks, Inc.	240,438
7,640		Community Bank System, Inc.	216,976
18,050		FirstMerit Corp.	274,901
30,810		Fulton Financial Corp.	335,521
200		Iberiabank Corp.	10,298
9,000		Trustmark Corp.	208,170
9,190		Webster Financial Corp.	204,477
7,045		Westamerica Bancorporation	312,939
4,523		Wintrust Financial Corp.	167,668
			1,971,388
		CHEMICALS - 3.6%
4,100		Cabot Corp.	153,463
3,610		Innophos Holdings, Inc.	182,558
8,040		Sensient Technologies Corp.	306,324
			642,345
		COMMERCIAL SERVICES - 5.0%
13,780		Brink's Co.	410,920
7,230		MAXIMUS, Inc.	495,761
			906,681
		DISTRIBUTION/WHOLESALE - 1.4%
8,053		Owens & Minor, Inc.	246,502

		ELECTRIC - 5.2%
7,950		El Paso Electric Co.	267,836
13,360		Portland General Electric Co.	383,699
6,350		UNS Energy Corp.	287,591
			939,126
		ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
6,100		Belden, Inc.	293,715

		ELECTRONICS - 1.1%
14,390		CTS Corp.	143,181
1,908		Park Electrochemical Corp.	49,875
			193,056
		FOREST PRODUCTS & PAPER - 4.8%
11,445		Buckeye Technologies, Inc.	329,044
12,760		Schweitzer-Mauduit International, Inc.	519,842
			848,886
		HAND/MACHINE TOOLS - 1.0%
2,760		Franklin Electric Co., Inc.	183,595

		HEALTHCARE-PRODUCTS - 5.0%
13,600		Meridian Bioscience, Inc.	284,920
10,350		West Pharmaceutical Services, Inc.	612,823
			897,743
		HOUSEHOLD PRODUCTS - 1.3%
5,110		Toro Co.	224,993

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares		Security	Value
		INSURANCE - 12.1%
18,720		Alterra Capital Holdings Ltd.	$ 570,398
25,340		American Equity Investment Life Holding Co.	341,583
9,190		Aspen Insurance Holdings Ltd.	313,471
10,220		Endurance Specialty Holdings Ltd.	438,642
8,580		Protective Life Corp.	271,471
6,340		StanCorp Financial Group, Inc.	246,563
			2,182,128
		MINING - 2.6%
4,658		Compass Minerals International, Inc.	335,609
26,300		Hecla Mining Co.	138,075
			473,684
		MISCELLANEOUS MANUFACTURING - 1.0%
5,870		Actuant Corp.	173,048

		OIL & GAS - 1.5%
7,520		Berry Petroleum Co. Cl. A	276,886

		PHARMACEUTICALS - 0.9%
7,700		Questcor Pharmaceuticals, Inc.	196,196

		REITS - 6.7%
19,180		CubeSmart	292,495
10,500		DuPoint Fabros Technology, Inc.	248,220
8,080		Government Properties Income Trust	200,788
7,370		Hatteras Financial Corp.	199,580
7,240		LTC Properties Inc.	269,618
			1,210,701
		REITS - OFFICE PROPERTY - 1.6%
22,370		Brandywine Realty Trust	284,770

		RETAIL - 1.4%
7,840		CEC Entertainment, Inc.	258,406

		RETAIL - APPAREL - 3.8%
14,550		Finish Line, Inc. Cl. A	271,212
13,200		Regis Corp.	234,300
7,652		Stage Stores, Inc.	174,848
			680,360
		RETAIL - CONVENIENCE STORE - 1.7%
5,450		Casey's General Stores, Inc.	298,279

		RETAIL - RESTAURANTS - 2.0%
8,271		Bob Evans Farms, Inc.	366,158

		RETAIL - SPECIALTY - 2.1%
8,010		Cash America International, Inc.	383,759

		SAVINGS & LOANS - 1.0%
10,200		Washington Federal, Inc.	179,418

		SEMICONDUCTORS - 2.1%
12,416		Cypress Semiconductor Corp.	127,512
28,511		Intersil Corp. - Cl. A	246,620
			374,132
		SHIPBUILDING - 1.3%
5,200		Huntington Ingalls Industries, Inc.	230,360

Dunham Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares		Security	Value
		SOFTWARE - 1.2%
8,820		Blackbaud, Inc.	$ 219,794

		TELECOMMUNICATIONS - 3.1%
13,655		Plantronics, Inc.	561,494

		TRANSPORTATION - 5.2%
6,500		Bristow Group, Inc.	370,370
4,900		Gulfmark Offshore, Inc.	170,324
8,028		Tidewater, Inc.	394,738
			935,432

		TOTAL COMMON STOCK (Cost - $13,790,870)	17,323,893

		SHORT-TERM INVESTMENTS - 1.4%
		MONEY MARKET FUND - 1.4%
246,067		Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% *	246,066
		TOTAL SHORT-TERM INVESTMENT (Cost - $246,067)

		TOTAL INVESTMENTS - 97.6% (Cost - $14,036,937) **	$ 17,569,959
		OTHER LIABILITIES LESS ASSETS - (2.4) %	441,127
		NET ASSETS - 100.0%	$ 18,011,086

		REIT - Real Estate Investment Trust
	*	Variable rate security - interest rate is as of January 31, 2013.
	**	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,344,803 and differs from market value
		by net unrealized appreciation (depriciation) on securities as follows:
		Unrealized Appreciation	$ 3,447,078
		Unrealized Depreciation	(221,922)
		Net Unrealized Appreciation	$ 3,225,156

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013
Shares	Security	Value

	COMMON STOCK - 99.5%
	AIRLINES - 1.5%
16,759	Spirit Airlines, Inc. *	$ 324,957

	APPAREL - 3.3%
2,681	G-III Apparel Group Ltd. *	96,221
4,228	Oxford Industries, Inc.	208,779
1,295	Ralph Lauren Corp.	215,592
4,603	Steven Madden Ltd. *	212,106
		732,698
	BANKS - 1.7%
2,612	Signature Bank *	193,105
10,177	Taylor Capital Group, Inc. *	176,571
		369,676
	BIOTECHNOLOGY - 0.9%
2,000	Alexion Pharmaceuticals, Inc. *	187,980

	BUILDING MATERIALS - 1.9%
30,778	Builders FirstSource, Inc. *	192,978
6,897	Fortune Brands Home & Security, Inc. *	225,808
		418,786
	COMMERCIAL SERVICES - 8.9%
6,606	Cardtronics, Inc. *	171,029
6,740	ExlService Holdings, Inc. *	199,909
6,813	Icon PLC ADR *	199,689
10,726	LifeLock, Inc. *	100,610
6,822	MAXIMUS, Inc.	467,785
9,355	On Assignment, Inc. *	228,730
7,428	Team Health Holdings, Inc. *	251,586
2,323	Team, Inc. *	101,771
4,662	United Rentals, Inc. *	235,991
		1,957,100
	COMPUTERS - 5.5%
4,403	3D Systems Corp. *	254,714
9,079	FleetMatics Group PLC *	227,611
8,561	Fortinet, Inc. *	201,954
1,551	Manhattan Associates, Inc. *	106,259
7,522	Netscout Systems, Inc. *	195,798
3,216	Teradata Corp. *	214,379
		1,200,715
	COSMETICS - 0.5%
2,580	Elizabeth Arden, Inc. *	99,098

	DIVERSIFIED FINANCIAL SERVICES - 4.0%
6,469	Financial Engines, Inc. *	215,159
2,330	Portfolio Recovery Associates, Inc. *	249,194
4,687	Walter Investment Management Corp. *	210,024
22,842	WisdomTree Investments, Inc. *	197,583
		871,960
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
2,854	Acuity Brands, Inc.	196,355

	ELECTRONICS - 1.9%
9,118	Imax Corp. *	215,458
6,766	National Instruments Corp.	192,154
		407,612
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares	Security	Value

	FOOD - 2.8%
4,143	Fresh Market, Inc. *	$ 202,551
3,434	Hain Celestial Group, Inc. *	195,704
3,852	United Natural Foods, Inc. *	207,931
		606,186
	HEALTHCARE-PRODUCTS - 6.4%
5,066	Cyberonics, Inc. *	219,662
3,706	Cynosure, Inc. - Cl. A *	98,950
14,523	DexCom, Inc. *	221,185
2,329	Edwards Lifesciences Corp. *	209,447
9,583	Hologic, Inc. *	228,459
8,416	Insulet Corp. *	194,157
3,528	Sirona Dental Systems, Inc. *	234,506
		1,406,366
	HEALTHCARE-SERVICES - 2.8%
7,729	Brookdale Senior Living, Inc. *	208,760
4,745	LifePoint Hospitals, Inc. *	207,404
2,438	MEDNAX, Inc. *	208,595
		624,759
	HOME BUILDERS - 0.9%
10,660	KB Home	203,286

	HOME FURNISHINGS - 1.4%
4,116	American Woodmark Corp. *	114,466
9,908	Tri Pointe Homes LLC	188,747
		303,213
	HOUSEHOLD PRODUCTS/WARES - 0.9%
4,098	SodaStream International Ltd *	197,073

	INTERNET - 5.3%
6,802	Dealertrack Technologies, Inc. *	214,807
8,003	HealthStream, Inc. *	198,314
6,118	Qihoo 360 Technology Co. Ltd. - ADR *	187,027
5,924	Splunk, Inc. *	195,255
3,507	SPS Commerce, Inc. *	136,457
6,388	Zillow, Inc. - Cl. A *	241,722
		1,173,582
	LEISURE TIME - 2.2%
8,327	Arctic Cat, Inc. *	300,938
3,583	Life Time Fitness, Inc. *	181,766
		482,704
	MACHINERY-DIVERSIFIED - 1.8%
5,059	Cognex Corp.	200,640
2,143	Lindsay Corp.	199,385
		400,025
	MEDIA - 0.9%
3,469	AMC Networks, Inc. *	197,629

	MISCELLANEOUS MANUFACTURING - 0.9%
7,468	Hexcel Corp. *	200,068

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares	Security	Value

	OIL & GAS - 6.2%
6,033	Atwood Oceanics, Inc. *	$ 318,361
6,309	Bonanza Creek Energy, Inc. *	194,822
2,837	Continental Resources, Inc. *	235,811
4,766	Gulfport Energy Corp. *	196,693
9,889	Laredo Petroleum Holdings, Inc. *	182,452
6,181	Oasis Petroleum, Inc. *	221,774
		1,349,913
	OIL & GAS SERVICES - 2.9%
2,476	Dril-Quip, Inc. *	200,779
4,724	FMC Technologies, Inc. *	223,681
14,862	RPC, Inc.	222,484
		646,944
	PHARMACEUTICALS - 3.0%
3,371	Jazz Pharmaceuticals PLC *	190,091
8,495	Natural Grocers by Vitamin Cottage, Inc. *	174,487
16,839	Orexigen Therapeutics, Inc. *	96,319
6,797	ViroPharma, Inc. *	181,208
500	Zoetis, Inc. *	13,000
		655,105
	RETAIL - 15.0%
5,650	BJ's Restaurants, Inc. *	180,631
2,518	Buffalo Wild Wings, Inc. *	185,199
3,765	Cabela's, Inc. *	194,349
11,592	Chico's FAS, Inc.	207,845
726	Chipotle Mexican Grill, Inc. - Cl. A *	222,889
7,738	Conn's Inc. *	220,069
6,553	Del Frisco's Restaurant Group, Inc. *	103,603
3,395	DSW, Inc. - Cl. A	227,227
6,932	Francesca's Holdings Corp. *	196,869
2,319	Genesco, Inc. *	144,543
4,857	GNC Holdings, Inc. - Cl. A	174,561
3,109	Group 1 Automotive, Inc.	210,604
7,090	Guess?, Inc.	192,068
5,430	Lithia Motors, Inc.	234,956
4,331	Men's Wearhouse, Inc.	131,446
10,915	Tile Shop Holdings, Inc. *	200,727
4,406	Vitamin Shoppe, Inc. *	269,118
		3,296,704
	SOFTWARE - 8.6%
6,877	Aspen Technology, Inc. *	210,436
3,000	Citrix Sysyems, Inc. *	219,480
3,253	Cornerstone OnDemand, Inc. *	106,308
16,285	E2open, Inc. *	290,687
5,782	Imperva, Inc. *	198,322
5,272	Medidata Solutions, Inc. *	246,677
8,479	QLIK Technologies, Inc. *	188,319
12,105	SciQuest, Inc. *	200,217
4,213	Workday, Inc. - Cl. A *	225,058
		1,885,504
	TELECOMMUNICATIONS - 1.6%
11,088	Ciena Corp. *	173,638
9,775	Ixia *	185,627
		359,265

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares	Security	Value

	TRANSPORTATION - 4.9%
21,876	Diana Shipping, Inc. *	$ 190,759
7,751	Echo Global Logistics, Inc. *	143,936
5,343	Hub Group, Inc. *	196,676
6,733	Old Dominion Freight Line, Inc. *	251,006
10,548	Roadrunner Transportation Systems, Inc. *	212,120
6,449	Swift Transportation Co. - Cl. A *	88,093
		1,082,590

	TOTAL COMMON STOCK ( Cost - $19,511,521)	21,837,853

	SHORT-TERM INVESTMENT - 3.4%
	MONEY MARKET FUND - 3.4%
741,535	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% +	741,535
	TOTAL SHORT-TERM INVESTMENT ( Cost - $741,535)

	TOTAL INVESTMENTS - 102.9% ( Cost - $20,253,056) (a)	$ 22,579,388
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9) %	(637,341)
	NET ASSETS - 100.0%	$ 21,942,047

	+ Variable rate security- interest rate is as of January 31, 2013.
	* Non-Income producing security.
	ADR - American Depositary Reciept

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,298,040 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

	Unrealized Appreciation	$ 2,467,738
	Unrealized Depreciation	(199,390)
	Net Unrealized Appreciation	$ 2,268,348

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013
Shares		Security			Value
		COMMON STOCK - 92.3%
		AGRICULTURE - 0.6%
2,435		KT&G Corp.			$ 169,850

		AUTO MANUFACTURERS - 1.9%
427,200		Brilliance China Automotive Holdings Ltd. *			573,505

		AUTO PARTS & EQUIPMENT - 0.6%
720		Hyundai Mobis *			188,611

		BANKS - 15.0%
11,500		Banco Bradesco SA - ADR			211,370
29,500		Bangkok Bank PCL - NVDR *			206,663
111,646		BDO Unibank, Inc. *			211,206
2,400		Credicorp Ltd.			376,152
76,400		FirstRand Ltd.			275,602
60,400		Grupo Financiero Banorte SAB de CV			415,881
9,600		Grupo Financiero Santander Mexico SAB de CV - ADR *			149,280
5,600		ICICI Bank Ltd. - ADR			256,480
306,000		Industrial & Commercial Bank of China Ltd.			230,446
33,700		Kasikornbank PCL - NVDR			224,174
185,969		Metropolitan Bank & Trust			482,166
12,100		Sberbank of Russia OAO - ADR			178,475
13,000		Sberbank of Russia - ADR			191,490
75,800		Security Bank Corp.			323,936
83,000		Siam Commercial Bank PCL - NVDR			497,906
47,700		Turkiye Garanti Bankasi AS			239,197
17,900		Turkiye Halk Bankasi AS			176,738
					4,647,162
		BEVERAGES - 3.7%
14,000		Cia de Bebidas das Americas - ADR			658,840
4,500		Fomento Economico Mexicano SAB de CV - ADR			485,505
					1,144,345
		BUILDING MATERIALS - 1.3%
16,700		Cemex Latam Holdings SA *			120,916
52,500		Indocement Tunggal Prakarsa Tbk PT			117,198
98,000		Semen Indonesia Persero Tbk PT			158,532
					396,646
		CHEMICALS - 1.8%
700		LG Chem Ltd.			195,925
65,900		Mexichem SAB de CV			372,811
					568,736
		COMMERCIAL SERVICES - 2.8%
16,800		Estacio Participacoes SA			372,451
9,200		Mills Estruturas e Servicos de Engenharia SA			154,937
44,600		OHL Mexico SAB de CV *			101,065
10,500		Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A			224,072
					852,525
		COMPUTERS - 0.6%
56,485		Sonda SA			191,710

		COSMETICS/PERSONAL CARE - 0.5%
300		LG Household & Health Care Ltd.			167,200

		DIVERSIFIED FINANCE SERVICE - 0.9%
503,276		Chinatrust Financial Holding Co. Ltd.			288,199
Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares		Security			Value
		ELECTRIC - 0.5%
5,000		CEZ AS			$ 161,870

		ELECTRICAL COMPONETS & EQUIPMENT - 1.1%
1,101,500		Bloomberry Resorts Corp. *			353,185

		ELECTRONICS - 3.1%
80,000		AAC Technologies Holdings, Inc.			309,521
76,200		Hon Hai Precision Industry Co. Ltd.			217,988
7,830		LG Display Co. Ltd. *			210,327
12,000		TPK Holding Co. Ltd.			206,634
					944,470
		ENGINEERING & CONSTRUCTION - 1.3%
244,000		China State Construction International Holdings Ltd.			320,323
62,600		DMCI Holdings Inc.			84,660
					404,983
		FOOD - 0.8%
10,300		Cosan SA Industria e Comercio			243,364

		HEALTHCARE-PRODUCTS - 1.4%
24,100		Aspen Pharmacare Holdings Ltd.			444,015

		HOLDING COMPANIES-DIVERSIFIED - 4.7%
315,300		Alfa SAB de CV			760,626
21,268		Ayala Corp.			297,490
10,600		Imperial Holdings Ltd.			230,913
11,100		Siam Cement PCL - NVDR			165,097
					1,454,126
		HOME BUILDERS - 0.7%
528,100		Land and Houses PCL - NVDR			200,045

		INSURANCE - 1.4%
130,000		China Life Insurance Co. Ltd.			433,855

		INTERNET - 1.9%
13,000		Tencent Holdings Ltd.			454,037
5,300		Youku Tudou Inc. - ADR *			120,628
					574,665
		LODGING - 3.3%
7,770		Kangwon Land Inc. *			222,963
160,000		Sands China Ltd.			807,400
					1,030,363
		MEDIA - 1.5%
7,300		Naspers Ltd.			471,408

		MINING - 2.9%
171,721		Grupo Mexico SAB de CV			639,086
4,300		KGHM Polska Miedz SA			262,681
					901,767
		MISCELLANEOUS MANUFACTURING - 0.6%
115,500		Top Glove Corp. Bhd			194,538

		OIL & GAS - 5.8%
186,000		China Petroleum & Chemical Corp.			225,667
210,000		CNOOC Ltd.			432,144
18,100		Gazprom OAO ADR			170,502
282,000		Kunlun Energy Co. Ltd.			586,074
1,700		NovaTek OAO - GDR			199,070
10,300		Petroleo Brasileiro SA - ADR			188,284
					1,801,741
Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares		Security			Value
		OIL & GAS SERVICES - 2.0%
10,300		Eurasia Drilling Co. Ltd. - GDR			$ 390,370
9,400		Petrofac Ltd.			243,569
					633,939
		PHARMACEUTICALS - 0.4%
16,000		Brazil Pharma SA			118,238

		REAL ESTATE - 6.8%
316,300		Ayala Land Inc.			225,576
12,200		BR Malls Participacoes SA			158,112
146,000		China Overseas Grand Oceans Group Ltd.			202,983
316,000		China Overseas Land & Investment Ltd.			980,053
90,000		China Resources Land Ltd.			274,075
97,700		Emlak Konut Gayrimenkul Yatirim Ortakligi AS			172,740
37,900		Macquarie Mexico Real Estate *			88,746
					2,102,285
		REITS - 1.2%
96,000		Concentradora Fibra Hotelera Mexicana SA de CV *			166,932
70,000		Fibra Uno Administracion SA de CV			218,988
					385,920
		RETAIL - 8.2%
228,000		Astra International Tbk PT			172,074
120,000		Belle International Holdings Ltd.			266,889
22,500		El Puerto de Liverpool SAB de CV			249,618
25,000		Foschini Group Ltd.			327,485
5,600		Lojas Renner SA			224,400
15,900		Mr Price Group Ltd.			219,592
117,400		Puregold Price Club Inc.			100,911
30,330		SM Investments Corp.			709,623
80,000		Wal-Mart de Mexico SAB de CV			258,958
					2,529,550
		SEMICONDUCTORS - 7.9%
28,000		Novatek Microelectronics Corp.			111,318
920		Samsung Electronics Co. Ltd.			1,224,376
327,000		Taiwan Semiconductor Manufacturing Co. Ltd.			1,119,648
					2,455,342
		SHIPBUILDING - 1.3%
11,300		Samsung Heavy Industries Co. Ltd.			397,186

		TELECOMMUNICATIONS - 3.8%
74,000		Advanced Info Service PCL - NVDR			521,139
118,900		Axiata Group Bhd			241,190
20,500		China Mobile Ltd.			224,145
32,300		Turkcell Iletisim Hizmetleri AS *			201,852
					1,188,326

		TOTAL COMMON STOCK (Cost - $22,776,983)			28,613,670

		PREFERRED STOCK - 1.3%	Dividend Rate
		BANKS - 0.6%
10,400		Itau Unibanco Holding SA *	2.920%		179,590

		IRON/STEEL - 0.7%
10,900		Vale SA	4.600		212,060

		TOTAL PREFERRED STOCK (Cost - $232,484)			391,650
Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Shares		Security	Issued By	Maturity	Value
		WARRANTS - 6.3%
2,267		Asian Paints Ltd.	UBS, AG	6/7/2013	$ 191,716
3,400		Divi's Laboratories Ltd.	UBS, AG	10/15/2013	67,087
22,600		HDFC Bank Ltd.	UBS, AG	12/16/2014	273,047
92,400		ITC Ltd.	UBS, AG	11/17/2014	534,089
20,200		Rural Electrification Corp. Ltd.	UBS, AG	10/15/2013	91,635
46,400		Sberbank of Russia	UBS, AG	12/12/2013	170,868
25,300		Tata Motors Ltd.	UBS, AG	3/12/2013	141,651
50,900		Yes Bank Ltd.	UBS, AG	3/12/2013	499,341
		TOTAL WARRANTS (Cost - $1,589,933)			1,969,434

		SHORT-TERM INVESTMENTS - 0.3%
		MONEY MARKET FUND - 0.3%
99,881		First American Government Obligations Fund, 0.02% +			99,881
		TOTAL SHORT-TERM INVESTMENTS (Cost - $99,881)

		TOTAL INVESTMENTS - 100.2% (Cost - $24,699,282) (a)			$ 31,074,635
		OTHER LIABILITIES LESS ASSETS - (0.2) %			(77,315)
		NET ASSETS - 100.0%			$ 30,997,320

	*	Non-income producing security.
	+	Variable rate security, Interest rate as of January 31, 2013.
		ADR - American Depositary Receipt
		NVDR - Non Voting Depositary Receipt
		GDR - Global Depositary Receipt
		REIT - Real Estate Investment Trust.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,801,823 and differs from market value by net unrealized appreciation (depriciation) on securities as follows:

				Unrealized Appreciation:	$ 6,482,253
				Unrealized Depreciation:	(209,441)
				Net Unrealized Appreciation:	$ 6,272,812

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation - In determining each Fund's Net Asset Value ("NAV") per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price ("NOCP").  If no sale price is reported, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the "Board") (or its delegate).  U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. ("Dunham & Associates" or the "Adviser") and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices.

Equity swaps are valued at the last reported sale price at the close of the exchange on which the underlying security is primarily traded. If no sale price is reported, the last bid price is used.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund's net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures"). The Procedures consider, among others, the following factors to determine a security's fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time ("ET").  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund's NAV.  However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund's securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Effective July 1, 2009, both International Stock and Emerging Markets Stock began using fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2013 for the Fund's assets and liabilities measured at fair value:

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 144,079,489	$ -	$ -	$ 144,079,489
Closed-End Funds	1,917,573	-	-	1,917,573
Exchange Traded Fund	1,991,440			1,991,440
Preferred Stock *	30,734,976	-		30,734,976
Bonds & Notes *	-	24,928,622	-	24,928,622
Purchased Options	1,246,811	-	-	1,246,811
Short-Term Investments	27,810,920	-	-	27,810,920
Total Investments	207,781,209	24,928,622	-	232,709,831
Derivatives
Forward Currency Exchange Contracts	-	370,341	-	370,341
Equity Swap Contracts	-	959,677		959,677
Total Derivatives	-	1,330,018	-	1,330,018
Liabilities
Securities Sold Short	18,976,137	-	-	18,976,137
Total Investments	18,976,137			18,976,137
Derivatives
Written Options	15,732,048	-	-	15,732,048
Forward Currency Exchange Contracts	-	183,119	-	183,119
Total Derivatives	$ 15,732,048	$ 183,119	$ -	$ 15,915,167

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

Corporate/Government Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 62,815,406	$ -	$ 62,815,406
Foreign Government Bond	-	617,305	-	617,305
U.S. Government & Agencies	-	48,272,875	-	48,272,875
Bank Loans	-	5,479,937	-	5,479,937
Preferred Stock *	669,984	-	-	669,984
Short-Term Investments	5,293,999	-	-	5,293,999
Total	$ 5,963,983	$ 117,185,523	$ -	$ 123,149,506

High Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$ -	$ 136,696,593	$ -	$ 136,696,593
Preferred Stock *	4,540,987	-	-	4,540,987
Short-Term Investment	6,451,923	-	-	6,451,923
Total	$ 10,992,910	$ 136,696,593	$ -	$ 147,689,503

Loss Averse Equity Income
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 7,332,726	$ -	$ -	$ 7,332,726
Exchange Traded Funds	1,699,240	-	-	1,699,240
Preferred Stock *	148,920	-	-	148,920
Total	$ 9,180,886	$ -	$ -	$ 9,180,886

Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 14,222,472	$ -	$ -	$ 14,222,472
Bonds & Notes *	-	1,636,287	$ -	1,636,287
Convertible Bonds *	-	10,625,851	-	10,625,851
Preferred Stock *	2,282,068	-	-	2,282,068
Total	$ 16,504,540	$ 12,262,138	$ -	$ 28,766,678

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 45,713,898	$ -	$ -	$ 45,713,898
Total	$ 45,713,898	$ -	$ -	$ 45,713,898

Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 34,795,307	$ -	$ -	$ 34,795,307
Short-Term Investment	989,511	-	-	989,511
Total	$ 35,784,818	$ -	$ -	$ 35,784,818

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013
Focused Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 15,403,867	$ -	$ -	$ 15,403,867
Short-Term Investment	66,186	-	-	66,186
Total	$ 15,470,053	$ -	$ -	$ 15,470,053

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 106,999	$ -	$ -	$ 106,999
REITs *	25,750,838	-	-	25,750,838
Total	$ 25,857,837	$ -	$ -	$ 25,857,837

Alternative Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 2,424,528	$ -	$ -	$ 2,424,528
Exchange Traded Funds	300,818	-	-	300,818
Preferred Stock *	19,489	-	-	19,489
Total	$ 2,744,835	$ -	$ -	$ 2,744,835

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 7,393,683	$ 47,934,285	$ -	$ 55,327,968
Preferred Stock *	770,760	1,215,936	-	1,986,696
Short-Term Investments	185,681	-	-	185,681
Total Investments	$ 8,350,124	$ 49,150,221	$ -	$ 57,500,345
Derivatives
Forward Currency Exchange Contracts	-	59,863	-	59,863
Total Derivatives	$ -	$ 59,863	$ -	$ 59,863
Liabilities - Derivatives
Forward Currency Exchange Contracts	-	(46,975)	-	(46,975)
Total Liabilities	$ -	$ (46,975)	$ -	$ (46,975)

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 17,323,893	$ -	$ -	$ 17,323,893
Short-Term Investments	246,066	-	-	246,066
Total	$ 17,569,959	$ -	$ -	$ 17,569,959
Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 21,837,853	$ -	$ -	$ 21,837,853
Short-Term Investment	741,535	-		741,535
Total	$ 22,579,388	$ -	$ -	$ 22,579,388

Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 11,514,132	$ 17,099,538	$ -	$ 28,613,670
Preferred Stock *	391,650	-	-	391,650
Warrants	-	1,969,434	-	1,969,434
Short-Term Investments	99,881	-	-	99,881
Total Investments	$ 12,005,663	$ 19,068,972	$ -	$ 31,074,635

* See each Fund’s Schedule of Investments for industry classification.
The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current year presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

volume of derivative activity for the Fund.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Options – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Swap Agreements – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objectives.  The Funds may enter into various swap transactions for investment purposes to manage equity risk.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of January 31, 2013 categorized by risk exposure:
	Unrealized Gain/(Loss) at 1/31/2013
Risk Exposure Category	Monthly Distribution	International Stock
Commodity contracts	$ -	$ -
Equity contracts	959,677	-
Foreign exchange contracts	187,222	12,888
Interest rate contracts	-	-
Total	$ 1,146,899	$ 12,888

The amounts of derivative instruments disclosed, on the Portfolio of Investments at January 31, 2013 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

4/01/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

4/01/13

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

4/01/13